UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

THE CALVERT FUND
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Report to Stockholders.

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Duration Income Fund
Calvert High Yield Bond Fund

Calvert Income Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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2 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
27	Board of Trustees’ Contract Approval
30	Officers and Trustees
31	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	4.10%	4.04%	3.08%	5.11%
Class A with 3.75% Maximum Sales Charge	—	—	0.20	0.14	2.28	4.71
Class C at NAV	7/31/2000	10/12/1982	3.73	3.27	2.31	4.36
Class C with 1% Maximum Sales Charge	—	—	2.73	2.27	2.31	4.36
Class I at NAV	2/26/1999	10/12/1982	4.26	4.34	3.53	5.69

Bloomberg Barclays U.S. Credit Index	—	—	4.89%	4.89%	3.60%	6.21%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.98%	1.74%	0.72%
Net				0.95	1.70	0.70

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	72.6%
Asset-Backed Securities	11.4%
U.S. Treasury Obligations	7.4%
Floating Rate Loans	4.2%
Collateralized Mortgage-Backed Obligations	2.1%
Commercial Mortgage-Backed Securities	2.0%
Sovereign Government Bonds	0.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,041.00	$4.99**	0.98%
Class C	$1,000.00	$1,037.30	$8.79**	1.73%
Class I	$1,000.00	$1,042.60	$3.36**	0.66%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.05	$4.94**	0.98%
Class C	$1,000.00	$1,016.31	$8.70**	1.73%
Class I	$1,000.00	$1,021.64	$3.33**	0.66%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 71.8%
Basic Materials - 0.8%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,385,040
Sherwin-Williams Co. (The), 4.50%, 6/1/47	1,358,000	1,342,697
		3,727,737

Communications - 4.9%
AT&T, Inc.:
4.75%, 5/15/46	1,355,000	1,331,427
5.15%, 3/15/42	1,395,000	1,431,902
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,473,547
4.90%, 8/15/44	1,825,000	1,802,798
Comcast Corp.:
4.25%, 1/15/33	1,400,000	1,482,719
4.70%, 10/15/48	1,257,000	1,371,018
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,910,229
Symantec Corp., 5.00%, 4/15/25 (1)	2,500,000	2,506,918
Verizon Communications, Inc.:
3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (2)	632,000	632,598
3.875%, 2/8/29	1,000,000	1,029,037
4.329%, 9/21/28	2,603,000	2,762,237
4.862%, 8/21/46	3,975,000	4,254,657
Warner Media LLC, 4.90%, 6/15/42	1,500,000	1,507,114
		24,496,201

Consumer, Cyclical - 8.9%
American Airlines Group, Inc., 5.50%, 10/1/19 (1)	1,750,000	1,780,450
American Airlines Pass-Through Trust:
4.40%, 3/22/25	1,529,311	1,543,305
5.25%, 7/15/25	1,377,095	1,423,446
5.60%, 1/15/22 (1)	992,329	1,007,759
Aptiv plc, 5.40%, 3/15/49	893,000	926,438
Azul Investments LLP, 5.875%, 10/26/24 (1)(3)	620,000	587,456
Best Buy Co., Inc., 4.45%, 10/1/28	5,020,000	5,093,717
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,024,250
Ford Motor Credit Co. LLC, 2.979%, 8/3/22	15,500,000	14,826,223
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,174,662	1,162,211
Nordstrom, Inc., 5.00%, 1/15/44	3,300,000	2,993,256
Tapestry, Inc., 4.125%, 7/15/27	6,535,000	6,254,686
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	447,597	455,452
Whirlpool Corp., 4.50%, 6/1/46	600,000	531,502

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Wyndham Destinations, Inc.:
5.40%, 4/1/24	2,629,000	2,681,580
5.75%, 4/1/27	2,085,000	2,075,930
		44,367,661

Consumer, Non-cyclical - 6.6%
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,380,455
Amgen, Inc., 4.663%, 6/15/51	1,736,000	1,753,017
Becton Dickinson and Co., 3.363%, 6/6/24	1,378,000	1,380,478
Block Financial LLC, 5.25%, 10/1/25	2,455,000	2,547,499
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,615,624
4.10%, 3/25/25	1,022,000	1,050,813
4.30%, 3/25/28	6,563,000	6,662,192
CVS Pass-Through Trust, 6.036%, 12/10/28	2,404,650	2,625,849
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (1)	2,000,000	2,062,503
4.875%, 6/27/44 (1)	1,250,000	1,250,387
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	946,300
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,169,903
4.375%, 6/1/46	1,250,000	1,087,998
5.20%, 7/15/45	1,500,000	1,449,436
MEDNAX, Inc., 5.25%, 12/1/23 (1)	1,625,000	1,649,375
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	4,058,000	4,271,045
		32,902,874

Energy - 3.0%
Oceaneering International, Inc., 4.65%, 11/15/24	8,305,000	7,702,887
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,450,000	1,482,625
TerraForm Power Operating LLC:
5.00%, 1/31/28 (1)	3,100,000	3,003,125
6.625%, 6/15/25 (1)	2,331,000	2,450,464
		14,639,101

Financial - 31.6%
Ally Financial, Inc., 4.125%, 3/30/20	6,820,000	6,881,994
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,701,260
Athene Holding Ltd., 4.125%, 1/12/28	2,776,000	2,670,887
Banco Mercantil Del Norte SA, 7.625% to 1/10/28 (1)(4)(5)	495,000	497,475
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28 (1)(5)	1,935,000	1,985,794
Banco Santander SA, 3.80%, 2/23/28	2,460,000	2,389,737
Bank of America Corp.:
3.593% to 7/21/27, 7/21/28 (5)	5,745,000	5,727,593
3.824% to 1/20/27, 1/20/28 (5)	8,820,000	8,957,070
3.974% to 2/7/29, 2/7/30 (5)	1,262,000	1,288,668

6 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
5.875% to 3/15/28 (3)(4)(5)	4,450,000	4,521,756
6.10% to 3/17/25 (4)(5)	1,150,000	1,217,913
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (5)	2,123,000	2,054,926
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33 (1)(5)	3,800,000	3,508,350
Brown & Brown, Inc., 4.50%, 3/15/29	3,625,000	3,674,433
Capital One Financial Corp., 3.75%, 7/28/26	8,500,000	8,293,700
CBL & Associates LP, 5.25%, 12/1/23 (3)	2,388,000	1,856,670
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (4)(5)	1,750,000	1,647,581
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (5)	2,670,000	2,668,097
3.887% to 1/10/27, 1/10/28 (5)	7,525,000	7,654,214
4.075% to 4/23/28, 4/23/29 (5)	2,425,000	2,490,609
4.125%, 7/25/28	1,530,000	1,541,430
4.60%, 3/9/26	3,750,000	3,923,717
6.25% to 8/15/26 (3)(4)(5)	2,750,000	2,896,946
Citizens Financial Group, Inc.:
4.15%, 9/28/22 (1)	496,000	504,821
4.30%, 12/3/25	1,500,000	1,538,580
Credit Acceptance Corp.:
6.125%, 2/15/21	2,072,000	2,078,475
7.375%, 3/15/23	1,040,000	1,082,900
Crown Castle International Corp.:
3.65%, 9/1/27	1,365,000	1,344,726
4.45%, 2/15/26	1,375,000	1,438,109
4.75%, 5/15/47	1,615,000	1,600,897
DDR Corp., 3.625%, 2/1/25	3,000,000	2,948,994
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,123,860
Discover Bank:
3.45%, 7/27/26	2,745,000	2,663,124
4.682% to 8/9/23, 8/9/28 (5)	4,601,000	4,680,574
7.00%, 4/15/20	2,500,000	2,600,642
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (5)	2,113,000	2,091,130
2.908% to 6/5/22, 6/5/23 (5)	5,230,000	5,173,607
3.691% to 6/5/27, 6/5/28 (5)	3,695,000	3,661,862
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (2)	1,249,000	1,226,400
JPMorgan Chase & Co.:
4.203% to 7/23/28, 7/23/29 (5)	2,600,000	2,717,136
Series V, 5.00% to 7/1/19 (4)(5)	1,500,000	1,493,625
Lazard Group LLC, 4.50%, 9/19/28	2,337,000	2,410,091
MetLife, Inc.:
4.05%, 3/1/45	900,000	902,164
5.70%, 6/15/35	1,000,000	1,204,691
MGIC Investment Corp., 5.75%, 8/15/23	1,400,000	1,484,000

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Morgan Stanley:
3.591% to 7/22/27, 7/22/28 (5)	5,550,000	5,517,615
4.00%, 7/23/25	1,515,000	1,561,717
Nationwide Building Society, 4.00%, 9/14/26 (1)	2,435,000	2,342,649
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	1,064,916
SBA Tower Trust, 2.877%, 7/15/46 (1)	1,600,000	1,587,594
Springleaf Finance Corp., 6.875%, 3/15/25	3,300,000	3,415,500
Synchrony Financial:
4.25%, 8/15/24	8,093,000	8,150,822
4.50%, 7/23/25	1,222,000	1,228,505
Synovus Financial Corp.:
3.125%, 11/1/22	2,262,000	2,237,684
5.90% to 2/7/24, 2/7/29 (5)	1,589,000	1,599,329
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(5)	1,300,000	1,199,665
		156,927,224

Industrial - 6.6%
CNH Industrial Capital LLC, 4.20%, 1/15/24	1,047,000	1,076,028
Jabil, Inc.:
3.95%, 1/12/28	778,000	729,764
4.70%, 9/15/22	2,073,000	2,133,739
Johnson Controls International plc, 4.625%, 7/2/44	2,275,000	2,229,902
JSL Europe SA, 7.75%, 7/26/24 (1)	3,300,000	3,267,660
Nvent Finance S.a.r.l.:
3.95%, 4/15/23	1,094,000	1,092,023
4.55%, 4/15/28	4,250,000	4,278,295
Owens Corning:
3.40%, 8/15/26	2,300,000	2,171,634
4.30%, 7/15/47	2,093,000	1,699,790
4.40%, 1/30/48	1,540,000	1,271,718
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22 (1)	1,011,000	999,542
Trimble, Inc., 4.90%, 6/15/28	1,238,000	1,267,079
Valmont Industries, Inc., 5.00%, 10/1/44	4,100,000	3,862,012
Wabtec Corp.:
4.40%, 3/15/24	2,500,000	2,544,294
4.95%, 9/15/28	3,800,000	3,858,625
		32,482,105

Technology - 7.0%
CA, Inc., 4.70%, 3/15/27	3,000,000	2,986,801
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (1)	3,279,000	3,365,824
8.35%, 7/15/46 (1)	435,000	526,472
DXC Technology Co., 4.75%, 4/15/27	5,550,000	5,646,720
Marvell Technology Group Ltd., 4.875%, 6/22/28	3,683,000	3,814,195

8 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Microchip Technology, Inc.:
3.922%, 6/1/21 (1)	133,000	134,242
4.333%, 6/1/23 (1)	3,533,000	3,613,125
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (1)	955,000	990,431
Seagate HDD Cayman, 5.75%, 12/1/34	6,850,000	6,291,836
Western Digital Corp., 4.75%, 2/15/26	7,546,000	7,215,862
		34,585,508

Utilities - 2.4%
Avangrid, Inc., 3.15%, 12/1/24	2,619,000	2,591,773
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	1,500,000	1,494,375
4.50%, 9/15/27 (1)	5,300,000	5,187,375
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	2,795,000	2,732,112
		12,005,635

Total Corporate Bonds (Cost $355,375,490)		356,134,046

ASSET-BACKED SECURITIES - 11.3%
AASET US Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38 (1)	761,533	760,002
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	2,996,625	3,057,136
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (1)	1,135,172	1,139,020
Series 2018-A, Class B, 4.65%, 1/15/23 (1)	957,895	963,074
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	2,709,000	2,813,417
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	3,558,750	3,739,371
Element Rail Leasing I LLC, Series 2014-1A, Class B1, 4.406%, 4/19/44 (1)	2,783,000	2,789,903
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	673,013	685,404
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,409,888	1,460,275
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (1)	5,851,309	5,850,083
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	1,004,950	1,017,844
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	725,000	742,060
Invitation Homes Trust:
Series 2017-SFR2, Class D, 4.282%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(2)	1,647,000	1,654,771
Series 2018-SFR1, Class C, 3.732%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	480,000	479,485
Series 2018-SFR1, Class D, 3.932%, (1 mo. USD LIBOR + 1.45%), 3/17/37 (1)(2)	500,000	499,220
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48 (1)	4,726,250	4,885,419
Prosper Marketplace Issuance Trust, Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	2,400,000	2,398,815
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	527,653	524,851
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	733,798	760,137
Series 2014-1, Class A, 4.59%, 4/20/44 (1)	341,687	348,762
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	1,147,527	1,152,328

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (1)	6,349,704	6,505,227
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	1,665,896	1,718,304
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	1,421,681	1,475,457
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	1,240,415	1,260,314
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (1)	1,350,000	1,347,030
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (1)	5,968,525	6,044,133

Total Asset-Backed Securities (Cost $54,888,477)		56,071,842

U.S. TREASURY OBLIGATIONS - 7.3%
U.S. Treasury Bond, 3.375%, 11/15/48	1,210,000	1,350,024
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (7)	9,701,219	9,926,593
U.S. Treasury Notes:
0.875%, 6/15/19	5,795,000	5,776,095
1.00%, 6/30/19	4,952,000	4,933,817
1.25%, 6/30/19	4,946,000	4,930,834
1.625%, 6/30/19	4,937,000	4,926,007
2.625%, 2/15/29	4,352,000	4,437,255

Total U.S. Treasury Obligations (Cost $35,996,152)		36,280,625

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	2,200,000	2,198,097
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (1)(8)	1,120,000	1,112,856
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	1,664,304	1,670,390
Series 2017-MTL6, Class E, 5.734%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(2)	1,804,123	1,815,847
RETL Trust, Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	2,725,000	2,725,000

Total Commercial Mortgage-Backed Securities (Cost $9,576,934)		9,522,190

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	273,714	274,867
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	1,109,000	1,138,915
Series 2019-DNA2, Class M2, 4.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(2)	3,775,000	3,785,687
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	1,900,000	1,987,687
Series 2017-C06, Class 1M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (2)	840,000	865,433
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (1)(6)	2,320,000	2,327,280

Total Collateralized Mortgage-Backed Obligations (Cost $10,231,903)		10,379,869

10 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.3%
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	1,400,000	1,403,514

Total Sovereign Government Bonds (Cost $1,399,160)		1,403,514

FLOATING RATE LOANS (9) - 4.2%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	1,268,625	1,260,894

Business Equipment and Services - 0.7%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	2,106,820	2,080,485
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	1,498,046	1,495,940
		3,576,425

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	849,570	847,493
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,020,000	995,138
		1,842,631

Cosmetics/Toiletries - 0.1%
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	292,184	289,718

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	1,900,257	1,882,855

Electronics/Electrical - 1.1%
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), 2/15/24	389,009	387,064
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	1,895,149	1,888,634
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	210,256	204,648
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,419,907	1,382,043
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	468,813	464,627
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	491,434	488,004
SS&C Technologies, Inc., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	696,920	692,057
		5,507,077

Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	1,310,365	1,301,953

Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)	3,077,944	48,551

Industrial Equipment - 0.1%
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	280,938	278,852

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (9) - CONT’D
Insurance - 0.3%
Asurion, LLC, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 11/3/23	1,676,878	1,669,280

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	398,997	391,317

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	418,950	416,032

Telecommunications - 0.4%
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	610,000	603,900
Sprint Communications, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,726,785	1,678,219
		2,282,119

Total Floating Rate Loans (Cost $23,949,806)		20,747,704

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	2,433,168	2,433,168

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,433,168)		2,433,168

TOTAL INVESTMENTS (Cost $493,851,090) - 99.4%		492,972,958
Other assets and liabilities, net - 0.6%		3,219,573
NET ASSETS - 100.0%		496,192,531

12 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $129,830,445, which represents 26.2% of the net assets of the Fund as of March 31, 2019.

(2) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(3) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $6,031,773.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Step coupon security. Interest rate represents the rate in effect at March 31, 2019.
(7) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(10) Amount is less than 0.05%.
(11) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(12) Restricted security. Total market value of restricted securities amounts to $48,551, which represents less than 0.05% of the net assets of the Fund as of March 31, 2019.
(13) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	315	6/19/19	$52,920,000	$2,167,481
Short:
U.S. 5-Year Treasury Note	(77)	6/28/19	($8,918,766)	($94,578)
U.S. Ultra 10-Year Treasury Note	(369)	6/19/19	(48,996,281)	(1,117,656)
Total Short				($1,212,234)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (UNAUDITED)

ASSETS
Investments in securities, at value (identified cost $493,851,090) - including $6,031,773 of securities on loan	$492,972,958
Receivable for investments sold	798,920
Receivable for capital shares sold	1,452,188
Interest receivable	4,213,667
Securities lending income receivable	6,036
Receivable from affiliate	20,829
Tax reclaims receivable	5,613
Deposits at broker for futures contracts	779,426
Trustees’ deferred compensation plan	317,603
Other assets	17,212
Total assets	500,584,452

LIABILITIES
Payable for variation margin on open futures contracts	7,766
Due to custodian	61,458
Payable for capital shares redeemed	687,048
Deposits for securities loaned	2,433,168
Distributions payable	139,285
Payable to affiliates:
Investment advisory fee	166,273
Administrative fee	49,882
Distribution and service fees	67,782
Sub-transfer agency fee	22,777
Trustees’ deferred compensation plan	317,603
Accrued expenses	195,914
Note payable	242,965
Total liabilities	4,391,921
NET ASSETS	$496,192,531

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$807,417,996
Accumulated loss	(311,225,465)
Total	$496,192,531

NET ASSET VALUE PER SHARE
Class A (based on net assets of $273,715,364 and 16,840,152 shares outstanding)	$16.25
Class C (based on net assets of $12,071,856 and 743,331 shares outstanding)	$16.24
Class I (based on net assets of $210,405,311 and 12,913,035 shares outstanding)	$16.29

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.88
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

14 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

INVESTMENT INCOME
Interest and other income (net of foreign tax withheld of $2,821)	$11,043,392
Securities lending income, net	27,154
Total investment income	11,070,546

EXPENSES
Investment advisory fee	964,552
Administrative fee	289,366
Distribution and service fees:
Class A	323,308
Class C	132,883
Trustees’ fees and expenses	14,432
Custodian fees	39,012
Transfer agency fees and expenses	316,502
Accounting fees	56,082
Professional fees	27,312
Registration fees	33,592
Reports to shareholders	27,848
Miscellaneous	25,642
Total expenses	2,250,531
Waiver and/or reimbursement of expenses by affiliate	(100,658)
Reimbursement of expenses-other	(6,819)
Net expenses	2,143,054
Net investment income	8,927,492

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(3,244,929)
Futures contracts	(758,492)
(4,003,421)

Net change in unrealized appreciation (depreciation) on:
Investment securities	13,052,153
Futures contracts	1,565,497
14,617,650

Net realized and unrealized gain	10,614,229

Net increase in net assets resulting from operations	$19,541,721
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$8,927,492	$16,009,764
Net realized loss	(4,003,421)	(4,626)
Net change in unrealized appreciation (depreciation)	14,617,650	(19,544,000)
Net increase (decrease) in net assets resulting from operations	19,541,721	(3,538,862)

Distributions to shareholders:
Class A shares	(4,963,069)	(8,977,300)
Class C shares	(388,923)	(1,074,608)
Class I shares	(3,959,185)	(5,088,499)
Class R shares	—	(8,252)
Class Y shares	—	(497,793)
Total distributions to shareholders	(9,311,177)	(15,646,452)

Capital share transactions:
Class A shares	2,953,565	(35,926,916)
Class C shares	(24,957,376)	(14,616,551)
Class I shares	6,619,187	157,014,865
Class R shares(1)	—	(2,169,508)
Class Y shares(1)	—	(99,323,559)
Net increase (decrease) in net assets from capital share transactions	(15,384,624)	4,978,331

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,154,080)	(14,206,983)

NET ASSETS
Beginning of period	501,346,611	515,553,594
End of period	$496,192,531	$501,346,611

(1) Effective December 8, 2017, Class R shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class R and Class Y shares were terminated.

See notes to financial statements.

16 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.91		$16.55	$16.68	$15.89		$16.35	$16.03
Income from investment operations:
Net investment income (1)	0.28		0.51	0.51	0.49	(2)	0.46	0.47
Net realized and unrealized gain (loss)	0.36		(0.64)	(0.13)	0.80		(0.46)	0.32
Total from investment operations	0.64		(0.13)	0.38	1.29		—	0.79
Distributions from:
Net investment income	(0.30)		(0.51)	(0.51)	(0.50)		(0.46)	(0.47)
Total distributions	(0.30)		(0.51)	(0.51)	(0.50)		(0.46)	(0.47)
Total increase (decrease) in net asset value	0.34		(0.64)	(0.13)	0.79		(0.46)	0.32
Net asset value, ending	$16.25		$15.91	$16.55	$16.68		$15.89	$16.35
Total return (3)	4.10%	(4)	(0.79%)	2.35%	8.26%		(0.04%)	4.98%
Ratios to average net assets: (5)
Total expenses	1.00%	(6)	0.98%	1.04%	1.08%		1.24%	1.25%
Net expenses	0.98%	(6)	0.98%	1.01%	1.05%		1.24%	1.25%
Net investment income	3.61%	(6)	3.17%	3.11%	3.05%	(2)	2.79%	2.86%
Portfolio turnover	22%	(4)	66%	76%	155%		236%	214%
Net assets, ending (in thousands)	$273,715		$264,987	$312,318	$404,793		$489,101	$615,847

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.91		$16.55	$16.68	$15.89		$16.34	$16.03
Income from investment operations:
Net investment income (1)	0.22		0.39	0.38	0.37	(2)	0.34	0.36
Net realized and unrealized gain (loss)	0.36		(0.64)	(0.13)	0.80		(0.45)	0.31
Total from investment operations	0.58		(0.25)	0.25	1.17		(0.11)	0.67
Distributions from:
Net investment income	(0.25)		(0.39)	(0.38)	(0.38)		(0.34)	(0.36)
Total distributions	(0.25)		(0.39)	(0.38)	(0.38)		(0.34)	(0.36)
Total increase (decrease) in net asset value	0.33		(0.64)	(0.13)	0.79		(0.45)	0.31
Net asset value, ending	$16.24		$15.91	$16.55	$16.68		$15.89	$16.34
Total return (3)	3.73%	(4)	(1.54%)	1.54%	7.44%		(0.68%)	4.19%
Ratios to average net assets: (5)
Total expenses	1.74%	(6)	1.74%	1.80%	1.85%		1.93%	1.94%
Net expenses	1.73%	(6)	1.74%	1.80%	1.81%		1.93%	1.94%
Net investment income	2.87%	(6)	2.40%	2.34%	2.29%	(2)	2.10%	2.17%
Portfolio turnover	22%	(4)	66%	76%	155%		236%	214%
Net assets, ending (in thousands)	$12,072		$37,072	$53,549	$80,683		$88,202	$107,401

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.94		$16.57	$16.70	$15.91		$16.35	$16.04
Income from investment operations:
Net investment income (1)	0.31		0.58	0.57	0.56	(2)	0.55	0.57
Net realized and unrealized gain (loss)	0.36		(0.66)	(0.13)	0.80		(0.43)	0.31
Total from investment operations	0.67		(0.08)	0.44	1.36		0.12	0.88
Distributions from:
Net investment income	(0.32)		(0.55)	(0.57)	(0.57)		(0.56)	(0.57)
Total distributions	(0.32)		(0.55)	(0.57)	(0.57)		(0.56)	(0.57)
Total increase (decrease) in net asset value	0.35		(0.63)	(0.13)	0.79		(0.44)	0.31
Net asset value, ending	$16.29		$15.94	$16.57	$16.70		$15.91	$16.35
Total return (3)	4.26%	(4)	(0.48%)	2.76%	8.70%		0.69%	5.56%
Ratios to average net assets: (5)
Total expenses	0.74%	(6)	0.72%	0.64%	0.65%		0.64%	0.62%
Net expenses	0.66%	(6)	0.64%	0.62%	0.64%		0.64%	0.62%
Net investment income	3.93%	(6)	3.58%	3.49%	3.47%	(2)	3.36%	3.49%
Portfolio turnover	22%	(4)	66%	76%	155%		236%	214%
Net assets, ending (in thousands)	$210,405		$199,288	$48,504	$35,670		$32,492	$92,982

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good

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faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$356,134,046	$—	$356,134,046
Asset-Backed Securities	—	56,071,842	—	56,071,842
U.S. Treasury Obligations	—	36,280,625	—	36,280,625
Commercial Mortgage-Backed Securities	—	9,522,190	—	9,522,190
Collateralized Mortgage-Backed Obligations	—	10,379,869	—	10,379,869
Sovereign Government Bonds	—	1,403,514	—	1,403,514
Floating Rate Loans	—	20,699,153	48,551	20,747,704
Short Term Investment of Cash Collateral for Securities Loaned	2,433,168	—	—	2,433,168
Total Investments	$2,433,168	$490,491,239	$48,551	$492,972,958
Futures Contracts(2)	$2,167,481	$—	$—	$2,167,481
Total	$4,600,649	$490,491,239	$48,551	$495,140,439

Liabilities
Futures Contracts(2)	$(1,212,234)	$—	$—	$(1,212,234)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the

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loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Prior to February 1, 2019, dividends from net investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
L. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.40% on the first $2 billion, 0.375% on the next $5.5 billion, 0.35% on the next $2.5 billion and 0.325% over $10 billion of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $964,552 or 0.40% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% (0.99%, 1.74% and 0.64% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $100,658.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $289,366.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $323,308 and $132,883 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $10,257 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received $406 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $46,602 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $6,819, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

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NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on floating rate loans, were $64,703,714 and $118,984,051, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $39,915,900 and $21,924,913, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $77,128,701 and deferred capital losses of $230,940,368 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on September 30, 2019 and their character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $6,501,419 are short-term and $224,438,949 are long term.
Under tax regulations, capital losses incurred in taxable years beginning after December 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$493,851,120
Gross unrealized appreciation	$8,923,126
Gross unrealized depreciation	(8,846,041)
Net unrealized appreciation (depreciation)	$77,085
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at March 31, 2019 is included in the Schedule of Investments. During the six months ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Assets		Liabilities
Futures contracts	$2,167,481	*	($1,212,234)	*

* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($758,492)	$1,565,497
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2019 was approximately $51,077,000 and $66,878,000, respectively.

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NOTE 6 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2019, the Fund had a payment due to SSB pursuant to the foregoing arrangement of $61,458. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Fund’s average overdraft advances during the six months ended March 31, 2019 were not significant.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, was $6,091,542 and the total value of collateral received was $6,159,573, comprised of cash of $2,433,168 and U.S. Government and/or agencies securities of $3,726,405.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$6,159,573	$—	$—	$—	$6,159,573
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2019, the Fund had a balance outstanding pursuant to this line of credit of $242,965 at an interest rate of 3.50%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,337,022	$20,952,672	1,381,589	$22,418,755
Reinvestment of distributions	273,147	4,305,513	481,791	7,787,086
Shares redeemed	(2,742,264)	(43,027,461)	(4,186,428)	(67,899,168)
Converted from Class C	1,316,344	20,722,841	—	—
Converted from Class R	—	—	106,425	1,766,411
Net increase (decrease)	184,249	$2,953,565	(2,216,623)	($35,926,916)

Class C
Shares sold	62,508	$987,746	110,065	$1,796,654
Reinvestment of distributions	21,565	337,468	57,544	930,628
Shares redeemed	(354,015)	(5,559,749)	(1,073,210)	(17,343,833)
Converted to Class A	(1,316,737)	(20,722,841)	—	—
Net decrease	(1,586,679)	($24,957,376)	(905,601)	($14,616,551)

Class I
Shares sold	1,844,868	$29,195,786	5,331,613	$85,763,327
Reinvestment of distributions	236,989	3,743,685	294,199	4,742,585
Shares redeemed	(1,671,635)	(26,320,284)	(2,076,401)	(33,630,386)
Converted from Class Y	—	—	6,025,521	100,139,339
Net increase	410,222	$6,619,187	9,574,932	$157,014,865

Class R (1)
Shares sold	—	$—	2,350	$39,261
Reinvestment of distributions	—	—	407	6,788
Shares redeemed	—	—	(26,826)	(449,146)
Converted to Class A	—	—	(105,536)	(1,766,411)
Net decrease	—	$—	(129,605)	($2,169,508)

Class Y (1)
Shares sold	—	$—	291,538	$4,890,176
Reinvestment of distributions	—	—	26,354	440,607
Shares redeemed	—	—	(269,149)	(4,515,003)
Converted to Class I	—	—	(5,963,941)	(100,139,339)
Net decrease	—	$—	(5,915,198)	($99,323,559)

(1) Effective December 8, 2017, Class R shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class R and Class Y shares were terminated.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 27

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

28 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended September 30, 2018 and underperformed the median of the Fund’s peer universe for the three- and five-year periods ended September 30, 2018. The performance data also indicated that the Fund had outperformed its benchmark index for the one- and three-year periods ended September 30, 2018 and underperformed its benchmark index for the five-year period ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 29

OFFICERS AND TRUSTEES

Officers of Calvert Income Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

30 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 31

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CALVERT INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24178 3.31.19

Calvert Short Duration Income Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Trustees’ Contract Approval
33	Officers and Trustees
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	2.32%	3.29%	1.68%	3.00%
Class A with 2.75% Maximum Sales Charge	—	—	-0.51	0.45	1.11	2.71
Class C at NAV	10/01/2002	01/31/2002	1.94	2.53	0.92	2.23
Class C with 1% Maximum Sales Charge	—	—	0.94	1.53	0.92	2.23
Class I at NAV	04/21/2006	01/31/2002	2.49	3.60	2.12	3.51
Class R6 at NAV	02/01/2019	01/31/2002	2.47	3.57	2.11	3.50

Bloomberg Barclays 1-5 Year U.S. Credit Index	—	—	3.34%	4.27%	2.13%	3.84%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			0.78%	1.53%	0.53%	0.48%
Net			0.76	1.51	0.51	0.46

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

Corporate Bonds	50.3%
Asset-Backed Securities	29.9%
Collateralized Mortgage-Backed Obligations	7.0%
U.S. Treasury Obligations	6.8%
Floating Rate Loans	3.0%
Commercial Mortgage-Backed Securities	2.4%
Sovereign Government Bonds	0.4%
U.S. Government Agencies and Instrumentalities	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class C and Class I and (February 1, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$1,023.20	$4.14**	0.82%
Class C	$1,000.00	$1,019.40	$7.90**	1.57%
Class I	$1,000.00	$1,024.90	$2.63**	0.52%
Class R6	$1,000.00	$1,015.30	$0.75**	0.46%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,020.84	$4.13**	0.82%
Class C	$1,000.00	$1,017.10	$7.90**	1.57%
Class I	$1,000.00	$1,022.34	$2.62**	0.52%
Class R6	$1,000.00	$1,022.64	$2.32**	0.46%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

4 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 50.0%
Communications - 2.5%
Comcast Corp.:
3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	5,520,000	5,527,939
3.417%, (3 mo. USD LIBOR + 0.63%), 4/15/24 (1)	5,000,000	5,007,287
Crown Castle Towers LLC, 3.222%, 5/15/42 (2)	2,765,000	2,776,213
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (2)	1,875,000	1,879,125
Verizon Communications, Inc., 3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	20,684,000	20,703,564
		35,894,128

Consumer, Cyclical - 5.2%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	6,680,000	6,796,232
American Airlines Pass-Through Trust:
4.40%, 3/22/25	1,946,396	1,964,206
5.25%, 7/15/25	3,128,400	3,233,699
5.60%, 1/15/22 (2)	5,302,416	5,384,868
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	10,427,000	9,973,743
3.336%, 3/18/21	4,500,000	4,433,855
3.387%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	14,310,000	14,196,432
3.605%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	2,200,000	2,148,747
3.668%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	4,700,000	4,704,252
3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	4,509,000	4,370,547
Tapestry, Inc.:
4.125%, 7/15/27	5,000,000	4,785,529
4.25%, 4/1/25	3,500,000	3,529,160
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	1,260,651	1,289,457
6.00%, 4/23/22 (2)	1,090,781	1,109,924
WestJet Airlines Ltd., 3.50%, 6/16/21 (2)	700,000	682,710
Wyndham Destinations, Inc., 5.40%, 4/1/24	6,756,000	6,891,120
		75,494,481

Consumer, Non-cyclical - 5.8%
Becton Dickinson and Co.:
2.675%, 12/15/19	6,600,000	6,579,800
2.894%, 6/6/22	2,628,000	2,615,367
3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	9,094,000	9,094,975
Block Financial LLC, 5.25%, 10/1/25	6,700,000	6,952,441
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	2,992,000	2,989,454
CVS Health Corp.:
3.70%, 3/9/23	7,736,000	7,863,968
4.10%, 3/25/25	20,477,000	21,054,300

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
CVS Pass-Through Trust, 6.036%, 12/10/28	1,382,674	1,509,863
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (2)	5,000,000	5,156,257
Kraft Heinz Foods Co., 3.517%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	6,800,000	6,792,758
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,287,431
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	5,562,000	5,854,005
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	5,034,000	5,023,310
		84,773,929

Energy - 1.2%
Oceaneering International, Inc., 4.65%, 11/15/24	9,383,000	8,702,733
TerraForm Power Operating LLC, 6.625%, 6/15/25 (2)	8,910,000	9,366,637
		18,069,370

Financial - 23.2%
Ally Financial, Inc., 4.125%, 3/30/20	16,157,000	16,303,867
Athene Global Funding, 3.826%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	12,065,000	12,125,642
Bank of America Corp.:
2.816% to 7/21/22, 7/21/23 (3)	15,000,000	14,912,069
2.881% to 4/24/22, 4/24/23 (3)	7,200,000	7,183,398
3.124% to 1/20/22, 1/20/23 (3)	6,000,000	6,021,726
3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	15,360,000	15,315,512
3.499% to 5/17/21, 5/17/22 (3)	11,518,000	11,663,546
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (3)	11,944,000	12,101,993
Capital One Financial Corp.:
3.30%, 10/30/24	7,082,000	7,021,989
3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	22,500,000	22,222,499
Capital One NA:
2.25%, 9/13/21	2,000,000	1,969,404
2.65%, 8/8/22	3,385,000	3,347,284
Citigroup, Inc.:
2.65%, 10/26/20	7,980,000	7,964,041
2.70%, 3/30/21	7,000,000	6,996,620
2.75%, 4/25/22	7,200,000	7,175,224
2.876% to 7/24/22, 7/24/23 (3)	14,000,000	13,921,808
3.142% to 1/24/22, 1/24/23 (3)	8,405,000	8,440,113
4.047%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (1)	6,900,000	6,913,537
5.80% to 11/15/19 (3)(4)	3,520,000	3,550,800
6.125% to 11/15/20 (3)(4)	6,000,000	6,122,340
Credit Acceptance Corp., 6.125%, 2/15/21	2,507,000	2,514,834
Crown Castle International Corp.:
3.20%, 9/1/24	3,500,000	3,477,320
3.40%, 2/15/21	4,000,000	4,035,156
Digital Realty Trust LP, 2.75%, 2/1/23	5,000,000	4,900,691

6 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Discover Bank:
3.10%, 6/4/20	1,000,000	1,002,491
4.682% to 8/9/23, 8/9/28 (3)	8,750,000	8,901,331
8.70%, 11/18/19	2,107,000	2,179,986
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (3)	5,033,000	4,993,743
2.905% to 7/24/22, 7/24/23 (3)	5,484,000	5,427,239
2.908% to 6/5/22, 6/5/23 (3)	6,000,000	5,935,305
3.779%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (1)	4,000,000	4,000,060
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	6,749,000	6,626,878
JPMorgan Chase & Co.:
3.662%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	6,425,000	6,412,867
Series V, 5.00% to 7/1/19 (3)(4)	5,760,000	5,735,520
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	2,129,000	2,134,236
MGIC Investment Corp., 5.75%, 8/15/23	3,000,000	3,180,000
Morgan Stanley:
3.125%, 1/23/23	8,000,000	8,032,352
3.958%, (3 mo. USD LIBOR + 1.22%), 5/8/24 (1)	7,200,000	7,256,867
4.179%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (1)	12,000,000	12,191,634
4.875%, 11/1/22	4,875,000	5,149,745
5.45% to 7/15/19 (3)(4)	8,775,000	8,807,906
Regions Financial Corp., 2.75%, 8/14/22	2,545,000	2,527,506
Synchrony Financial:
3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	3,000,000	3,015,027
4.25%, 8/15/24	7,242,000	7,293,742
4.50%, 7/23/25	17,975,000	18,070,678
Synovus Financial Corp., 3.125%, 11/1/22	4,533,000	4,484,270
		339,560,796

Industrial - 4.5%
CNH Industrial Capital LLC:
3.375%, 7/15/19	6,700,000	6,709,334
4.20%, 1/15/24	2,844,000	2,922,851
Jabil, Inc.:
3.95%, 1/12/28	1,910,000	1,791,580
4.70%, 9/15/22	7,583,000	7,805,182
JSL Europe SA, 7.75%, 7/26/24 (2)	4,070,000	4,030,114
Nvent Finance S.a.r.l., 3.95%, 4/15/23	5,906,000	5,895,327
Owens Corning, 4.20%, 12/15/22	5,322,000	5,466,982
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (2)	2,500,000	2,511,525
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	9,448,800	9,472,422
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	3,160,000	3,104,585
3.00%, 7/15/22 (2)	2,625,000	2,595,250

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Wabtec Corp.:
3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	2,183,000	2,181,370
4.40%, 3/15/24	10,335,000	10,518,112
		65,004,634

Technology - 5.9%
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,353,801
CA, Inc.:
4.70%, 3/15/27	6,000,000	5,973,603
5.375%, 12/1/19	1,160,000	1,176,042
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (2)	21,000,000	21,556,055
DXC Technology Co.:
2.875%, 3/27/20	3,898,000	3,896,747
3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	21,948,000	21,948,439
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	3,060,000	3,049,704
Marvell Technology Group Ltd., 4.20%, 6/22/23	4,500,000	4,592,834
Microchip Technology, Inc.:
3.922%, 6/1/21 (2)	116,000	117,083
4.333%, 6/1/23 (2)	5,744,000	5,874,268
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (2)	3,705,000	3,842,455
Seagate HDD Cayman, 4.875%, 3/1/24	4,000,000	3,980,917
Western Digital Corp., 4.75%, 2/15/26	4,300,000	4,111,875
		86,473,823

Utilities - 1.7%
Avangrid, Inc., 3.15%, 12/1/24	10,714,000	10,602,617
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	8,150,000	8,119,438
WGL Holdings, Inc., 3.029%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	6,600,000	6,579,028
		25,301,083

Total Corporate Bonds (Cost $729,082,513)		730,572,244

ASSET-BACKED SECURITIES - 29.6%
Automobile - 5.0%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	4,100,000	4,096,811
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	11,717,000	11,684,902
Series 2015-1A, Class A, 2.50%, 7/20/21 (2)	5,500,000	5,475,593
Series 2015-1A, Class B, 3.22%, 7/20/21 (2)	10,250,000	10,249,393
Chesapeake Funding II LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29 (2)	3,056,655	3,029,120
Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	13,248,470	13,122,373

8 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Class B, 2.94%, 10/15/24 (2)	2,520,000	2,512,800
Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	4,315,000	4,299,922
Series 2017-3A, Class A, 2.65%, 6/15/26 (2)	655,000	653,061
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 2/22/22 (2)	4,160,000	4,131,292
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	4,791,064	4,775,238
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	2,170,000	2,185,589
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19	1,568,938	1,566,925
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	5,161,182	5,221,757
		73,004,776

Clean Energy - 0.1%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	1,204,808	1,198,410

Consumer Loan - 11.3%
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	1,432,982	1,441,805
Series 2017-A, Class C, 6.05%, 5/15/24 (2)	6,100,000	6,130,782
Series 2018-A, Class B, 3.95%, 12/15/22 (2)	5,000,000	5,026,321
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	6,030,000	6,049,019
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	1,191,014	1,191,575
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	1,949,535	1,956,144
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	1,020,139	1,021,778
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	1,691,767	1,700,912
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	1,527,116	1,534,449
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	101,338	101,292
Series 2017-P1, Class B, 3.56%, 9/15/23 (2)	3,270,000	3,273,993
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	3,196,750	3,183,750
Marlette Funding Trust:
Series 2017-2A, Class A, 2.39%, 7/15/24 (2)	68,276	68,261
Series 2017-3A, Class A, 2.36%, 12/15/24 (2)	413,135	412,573
Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	2,073,710	2,070,245
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	443,621	444,257
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	2,655,000	2,664,050
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	554,000	549,839
Series 2017-1A, Class A2, 3.289%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	6,350,000	6,372,797
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (2)	8,834,000	8,906,635
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (2)	6,745,000	6,712,672
Oportun Funding VIII LLC, Series 2018-A, Class B, 4.45%, 3/8/24 (2)	5,380,000	5,412,881

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (2)	1,071,833	1,071,982
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	2,825,000	2,839,767
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	3,972,899	3,977,074
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	1,886,441	1,885,172
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	12,530,000	12,523,811
Series 2018-1A, Class A, 3.11%, 6/17/24	7,009,670	7,012,418
Series 2018-1A, Class B, 3.90%, 6/17/24	8,534,000	8,570,347
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	17,807,970	17,834,205
Series 2018-2A, Class B, 3.96%, 10/15/24 (2)	14,348,000	14,448,591
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	9,883,825	9,883,700
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	1,506,384	1,506,538
Series 2015-BA, Class A, 3.48%, 5/15/28 (2)	7,200,000	7,249,717
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	9,711,139	9,698,368
		164,727,720

Equipment - 0.1%
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22 (2)	1,250,000	1,245,694

Other - 2.6%
NextGear Floorplan Master Owner Trust:
Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	5,050,000	5,032,392
Series 2017-2A, Class A2, 2.56%, 10/17/22 (2)	1,955,000	1,946,982
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (2)	7,000,000	6,992,833
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (2)	18,819,304	19,280,243
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	5,022,988	5,103,567
		38,356,017

Railcar - 0.9%
FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (2)	72,379	72,325
Series 2013-1A, Class A2, 3.08%, 4/15/43 (2)	6,646,401	6,645,009
Series 2013-1A, Class B, 3.96%, 4/15/43 (2)	5,980,778	5,977,908
		12,695,242

Single-Family Rental - 3.2%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.332%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	2,782,707	2,774,807
Series 2017-SFR2, Class C, 3.932%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	735,000	736,930
Series 2018-SFR1, Class C, 3.732%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	1,480,000	1,478,413
Series 2018-SFR2, Class D, 3.934%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	15,062,000	14,970,941
Series 2018-SFR3, Class D, 4.132%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	4,000,000	4,011,808

10 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Progress Residential Trust:
Series 2015-SFR2, Class D, 3.684%, 6/12/32 (2)	1,221,000	1,215,747
Series 2015-SFR3, Class E, 5.66%, 11/12/32 (2)	8,485,000	8,570,313
Series 2016-SFR2, Class E, 6.032%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	13,895,000	13,955,294
		47,714,253

Student Loan - 0.3%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (2)	836,478	837,482
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.736%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	981,558	986,715
Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	407,724	405,976
Series 2015-A, Class A2, 2.42%, 3/25/30 (2)	516,506	512,087
Series 2015-B, Class B, 3.52%, 3/25/36 (2)	1,961,576	1,951,723
		4,693,983

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC:
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	466,542	464,970
Series 2015-2A, Class B, 3.02%, 6/20/32 (2)	584,938	577,998
Series 2015-3A, Class B, 3.08%, 9/20/32 (2)	755,671	753,538
		1,796,506

Whole Business - 6.0%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	3,214,586	3,360,958
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	7,182,075	7,327,103
DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	13,464,000	13,479,139
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	5,998,500	6,229,710
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	1,682,288	1,718,071
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	8,439,675	8,595,068
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	2,825,800	2,862,055
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	5,049,625	5,143,010
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	7,089,375	7,328,129
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	31,589,275	31,989,442
		88,032,685

Total Asset-Backed Securities (Cost $431,817,862)		433,465,286

U.S. TREASURY OBLIGATIONS - 6.8%
U.S. Treasury Inflation Index Note, 0.125%, 4/15/22 (5)	22,185,920	21,964,981
U.S. Treasury Notes:
1.25%, 6/30/19	5,636,000	5,618,718
1.375%, 7/31/19 (6)	11,475,000	11,434,434
1.625%, 6/30/19	11,252,000	11,226,947

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - CONT’D
2.25%, 3/31/21	17,650,000	17,645,863
2.375%, 2/29/24	3,655,000	3,681,270
2.50%, 2/28/21	14,500,000	14,560,322
2.50%, 1/31/24	1,840,000	1,862,533
2.625%, 2/15/29	3,329,000	3,394,215
2.75%, 11/30/20	7,789,400	7,843,865

Total U.S. Treasury Obligations (Cost $98,647,853)		99,233,148

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	3,007,979	3,020,654
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 5.286%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	4,174,449	4,259,679
Series 2016-HQA1, Class M2, 5.236%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (1)	3,145,898	3,195,696
Series 2016-HQA2, Class M2, 4.736%, (1 mo. USD LIBOR + 2.25%), 11/25/28 (1)	2,266,969	2,304,861
Series 2017-DNA3, Class M1, 3.236%, (1 mo. USD LIBOR + 0.75%), 3/25/30 (1)	3,376,492	3,382,842
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	5,279,000	5,421,400
Series 2017-HQA3, Class M1, 3.036%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (1)	1,186,973	1,187,957
Series 2019-DNA2, Class M2, 4.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(2)	11,225,000	11,256,778
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	10,000,000	10,461,509
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	17,263,152	18,277,985
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	13,569,738	14,260,587
Series 2014-C04, Class 1M2, 7.386%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	11,627,586	13,065,150
Series 2017-C06, Class 1M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (1)	1,400,000	1,442,388
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.332%, (1 mo. USD LIBOR + 0.85%), 12/16/59 (1)(2)	2,860,059	2,848,555
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(7)	6,420,000	6,440,147

Total Collateralized Mortgage-Backed Obligations (Cost $100,712,291)		100,826,188

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
CLNS Trust, Series 2017-IKPR, Class B, 3.493%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	6,770,000	6,749,750
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	4,200,000	4,196,367
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (2)(8)	1,920,000	1,907,754
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.884%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	3,942,010	3,945,272
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	1,989,046	1,996,319
RETL Trust:
Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	8,460,000	8,475,871
Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	8,185,000	8,185,000

Total Commercial Mortgage-Backed Securities (Cost $35,596,133)		35,456,333

12 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	6,000,000	6,015,060

Total Sovereign Government Bonds (Cost $5,996,399)		6,015,060

FLOATING RATE LOANS (9) - 3.0%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	3,532,250	3,510,724

Business Equipment and Services - 0.5%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	5,203,099	5,138,061
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	2,823,241	2,819,271
		7,957,332

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	2,348,810	2,343,070
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,820,000	2,751,262
		5,094,332

Cosmetics/Toiletries - 0.0% (10)
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	556,092	551,400

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	5,285,090	5,236,689

Electronics/Electrical - 0.6%
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), 2/15/24	738,120	734,429
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	5,256,078	5,238,008
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	285,604	277,987
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,928,752	1,877,318
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	877,778	869,940
		8,997,682

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	3,610,627	3,587,446

Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)	385,345	6,078

Industrial Equipment - 0.0% (10)
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	534,688	530,719

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS - CONT’D
Insurance - 0.2%
Asurion, LLC, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 11/3/23	2,778,259	2,765,671

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	758,095	743,502

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	778,050	772,632

Telecommunications - 0.3%
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	1,150,000	1,138,500
Sprint Communications, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), 2/2/24	2,858,127	2,777,742
		3,916,242

Total Floating Rate Loans (Cost $44,403,975)		43,670,449

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
U.S. Department of Housing and Urban Development:
2.55%, 8/1/20	1,500,000	1,500,000
2.57%, 8/1/21	1,000,000	1,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,500,000)		2,500,000

TOTAL INVESTMENTS (Cost $1,448,757,026) - 99.3%		1,451,738,708
Other assets and liabilities, net - 0.7%		9,928,918
NET ASSETS - 100.0%		1,461,667,626

14 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $585,524,966, which represents 40.1% of the net assets of the Fund as of March 31, 2019.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $204,275.
(7) Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2019.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.

(10) Amount is less than 0.05%.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(12) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of March 31, 2019.
(13) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	1,273	6/28/19	$271,268,344	$978,273
U.S. 5-Year Treasury Note	322	6/28/19	37,296,656	408,618
Total Long				$1,386,891
Short:
U.S. Ultra 10-Year Treasury Note	(202)	6/19/19	($26,821,813)	($604,789)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (UNAUDITED)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,448,757,026) - including $204,275 of securities on loan	$1,451,738,708
Cash	13,939,403
Receivable for capital shares sold	3,715,894
Interest receivable	8,025,628
Securities lending income receivable	502
Receivable from affiliate	80,651
Deposits at broker for futures contracts	587,529
Trustees’ deferred compensation plan	876,119
Other assets	48,336
Total assets	1,479,012,770

LIABILITIES
Payable for variation margin on open futures contracts	218,270
Payable for investments purchased	7,089,702
Payable for capital shares redeemed	7,642,824
Distributions payable	606,894
Payable to affiliates:
Investment advisory fee	342,393
Administrative fee	148,018
Distribution and service fees	105,506
Sub-transfer agency fee	18,703
Trustees’ deferred compensation plan	876,119
Accrued expenses	296,715
Total liabilities	17,345,144
NET ASSETS	$1,461,667,626

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,474,445,787
Accumulated loss	(12,778,161)
Total	$1,461,667,626

NET ASSET VALUE PER SHARE
Class A (based on net assets of $248,378,896 and 15,574,097 shares outstanding)	$15.95
Class C (based on net assets of $58,280,095 and 3,668,389 shares outstanding)	$15.89
Class I (based on net assets of $1,147,122,021 and 71,445,586 shares outstanding)	$16.06
Class R6 (based on net assets of $7,886,614 and 491,203 shares outstanding)	$16.06

OFFERING PRICE PER SHARE*
Class A (100/97.25 of net asset value per share)	$16.40
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

16 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

INVESTMENT INCOME
Interest income	$25,888,366
Securities lending income, net	18,235
Total investment income	25,906,601

EXPENSES
Investment advisory fee	2,243,079
Administrative fee	845,673
Distribution and service fees:
Class A	314,698
Class C	351,203
Trustees’ fees and expenses	42,449
Custodian fees	57,758
Transfer agency fees and expenses	528,540
Accounting fees	146,488
Professional fees	66,670
Registration fees	149,264
Reports to shareholders	41,926
Miscellaneous	44,674
Total expenses	4,832,422
Waiver and/or reimbursement of expenses by affiliate	(421,674)
Reimbursement of expenses-other	(20,045)
Net expenses	4,390,703
Net investment income	21,515,898

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(1,867,696)
Futures contracts	354,332
(1,513,364)

Net change in unrealized appreciation (depreciation) on:
Investment securities	13,407,485
Futures contracts	830,010
14,237,495

Net realized and unrealized gain	12,724,131

Net increase in net assets resulting from operations	$34,240,029

See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$21,515,898	$33,911,105
Net realized loss	(1,513,364)	(6,559,285)
Net change in unrealized appreciation (depreciation)	14,237,495	(16,428,878)
Net increase in net assets resulting from operations	34,240,029	10,922,942

Distributions to shareholders:
Class A shares	(3,891,304)	(6,816,091)
Class C shares	(801,838)	(1,382,157)
Class I shares	(18,081,023)	(23,381,577)
Class R6 shares (1)	(39,570)	—
Class Y shares (2)	—	(1,932,478)
Total distributions to shareholders	(22,813,735)	(33,512,303)

Capital share transactions:
Class A shares	(12,076,651)	(73,852,516)
Class C shares	(20,327,025)	(20,521,608)
Class I shares	94,086,646	698,945,643
Class R6 shares (1)	7,813,247	—
Class Y shares (2)	—	(547,936,420)
Net increase in net assets from capital share transactions	69,496,217	56,635,099

TOTAL INCREASE IN NET ASSETS	80,922,511	34,045,738

NET ASSETS
Beginning of period	1,380,745,115	1,346,699,377
End of period	$1,461,667,626	$1,380,745,115

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

18 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015		2014
Net asset value, beginning	$15.83		$16.11	$16.18	$15.96		$16.19		$16.28
Income from investment operations:
Net investment income (1)	0.22		0.37	0.30	0.33	(2)	0.29		0.31
Net realized and unrealized gain (loss)	0.14		(0.28)	(0.07)	0.22		(0.23)		(0.09)
Total from investment operations	0.36		0.09	0.23	0.55		0.06		0.22
Distributions from:
Net investment income	(0.24)		(0.37)	(0.30)	(0.33)		(0.29)		(0.31)
Net realized gain	—		—	—	—		—	(3)	—
Total distributions	(0.24)		(0.37)	(0.30)	(0.33)		(0.29)		(0.31)
Total increase (decrease) in net asset value	0.12		(0.28)	(0.07)	0.22		(0.23)		(0.09)
Net asset value, ending	$15.95		$15.83	$16.11	$16.18		$15.96		$16.19
Total return (4)	2.32%	(5)	0.59%	1.43%	3.50%		0.39%		1.34%
Ratios to average net assets: (6)
Total expenses	0.84%	(7)	0.84%	0.94%	0.97%		1.13%		1.14%
Net expenses	0.82%	(7)	0.84%	0.89%	0.94%		1.08%		1.08%
Net investment income	2.86%	(7)	2.29%	1.87%	2.05%	(2)	1.79%		1.87%
Portfolio turnover	35%	(5)	80%	94%	147%		206%		168%
Net assets, ending (in thousands)	$248,379		$258,528	$337,692	$618,552		$733,415		$933,534

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Amount is less than ($0.005).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015		2014
Net asset value, beginning	$15.77		$16.05	$16.12	$15.91		$16.13		$16.21
Income from investment operations:
Net investment income (1)	0.16		0.25	0.18	0.21	(2)	0.17		0.19
Net realized and unrealized gain (loss)	0.14		(0.28)	(0.08)	0.21		(0.22)		(0.08)
Total from investment operations	0.30		(0.03)	0.10	0.42		(0.05)		0.11
Distributions from:
Net investment income	(0.18)		(0.25)	(0.17)	(0.21)		(0.17)		(0.19)
Net realized gain	—		—	—	—		—	(3)	—
Total distributions	(0.18)		(0.25)	(0.17)	(0.21)		(0.17)		(0.19)
Total increase (decrease) in net asset value	0.12		(0.28)	(0.07)	0.21		(0.22)		(0.08)
Net asset value, ending	$15.89		$15.77	$16.05	$16.12		$15.91		$16.13
Total return (4)	1.94%	(5)	(0.16%)	0.66%	2.67%		(0.29%)		0.67%
Ratios to average net assets: (6)
Total expenses	1.59%	(7)	1.59%	1.65%	1.72%		1.81%		1.80%
Net expenses	1.57%	(7)	1.59%	1.65%	1.69%		1.81%		1.80%
Net investment income	2.10%	(7)	1.55%	1.11%	1.30%	(2)	1.05%		1.15%
Portfolio turnover	35%	(5)	80%	94%	147%		206%		168%
Net assets, ending (in thousands)	$58,280		$78,228	$100,333	$130,665		$152,994		$194,133

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Amount is less than ($0.005).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

20 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015		2014
Net asset value, beginning	$15.93		$16.20	$16.27	$16.05		$16.27		$16.35
Income from investment operations:
Net investment income (1)	0.25		0.43	0.36	0.40	(2)	0.38		0.40
Net realized and unrealized gain (loss)	0.14		(0.29)	(0.07)	0.22		(0.22)		(0.08)
Total from investment operations	0.39		0.14	0.29	0.62		0.16		0.32
Distributions from:
Net investment income	(0.26)		(0.41)	(0.36)	(0.40)		(0.38)		(0.40)
Net realized gain	—		—	—	—		—	(3)	—
Total distributions	(0.26)		(0.41)	(0.36)	(0.40)		(0.38)		(0.40)
Total increase (decrease) in net asset value	0.13		(0.27)	(0.07)	0.22		(0.22)		(0.08)
Net asset value, ending	$16.06		$15.93	$16.20	$16.27		$16.05		$16.27
Total return (4)	2.49%	(5)	0.91%	1.82%	3.91%		1.02%		1.97%
Ratios to average net assets: (6)
Total expenses	0.59%	(7)	0.59%	0.53%	0.53%		0.50%		0.48%
Net expenses	0.52%	(7)	0.52%	0.51%	0.52%		0.50%		0.48%
Net investment income	3.16%	(7)	2.69%	2.23%	2.47%	(2)	2.37%		2.46%
Portfolio turnover	35%	(5)	80%	94%	147%		206%		168%
Net assets, ending (in thousands)	$1,147,122		$1,043,989	$359,176	$259,852		$284,839		$231,420

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Amount is less than ($0.005).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period Ended March 31, 2019 (1) (Unaudited)
Net asset value, beginning	$15.90
Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain	0.16
Total from investment operations	0.24
Distributions from:
Net investment income	(0.08)
Total distributions	(0.08)
Total increase in net asset value	0.16
Net asset value, ending	$16.06
Total return (3)	1.53%	(4)
Ratios to average net assets: (5)
Total expenses	0.51%	(6)
Net expenses	0.46%	(6)
Net investment income	3.31%	(6)
Portfolio turnover	35%	(4)(7)
Net assets, ending (in thousands)	$7,887

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

22 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might

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reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$730,572,244	$—	$730,572,244
Asset-Backed Securities	—	433,465,286	—	433,465,286
U.S. Treasury Obligations	—	99,233,148	—	99,233,148
Collateralized Mortgage-Backed Obligations	—	100,826,188	—	100,826,188
Commercial Mortgage-Backed Securities	—	35,456,333	—	35,456,333
Sovereign Government Bonds	—	6,015,060	—	6,015,060
Floating Rate Loans	—	43,664,371	6,078	43,670,449
U.S. Government Agencies and Instrumentalities	—	2,500,000	—	2,500,000
Total Investments	$—	$1,451,732,630	$6,078	$1,451,738,708
Futures Contracts(2)	$1,386,891	$—	$—	$1,386,891
Total	$1,386,891	$1,451,732,630	$6,078	$1,453,125,599

Liabilities
Futures Contracts(2)	$(604,789)	$—	$—	$(604,789)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in

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the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Prior to February 1, 2019, dividends from net investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, as amended effective February 1, 2019, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.28% on the first $750 million and 0.275% over $750 million prior to February 1, 2019, CRM received a fee at the following annual rates of the Fund’s average daily net assets: 0.35% on the first $750 million, 0.325% on the next $750 million, 0.30% on the next $2 billion, and 0.275% over $3.5 billion. For the six months ended March 31, 2019, the investment advisory fee amounted to $2,243,079 or 0.32% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% (0.88%, 1.64% and 0.52% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.46% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $421,674.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $845,673.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $314,698 and $351,203 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $14,506 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received $690 of contingent deferred sales charges (CDSC) paid by Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $37,618 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $20,045, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $430,123,663 and

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$419,280,711, respectively. Purchases and sales of U.S. government and agency securities were $126,990,402 and $56,338,138, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $13,958,993 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $9,363,414 are short-term and $4,585,579 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,448,768,271
Gross unrealized appreciation	$10,036,650
Gross unrealized depreciation	(6,284,111)
Net unrealized appreciation (depreciation)	$3,752,539
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at March 31, 2019 is included in the Schedule of Investments. During the six months ended March 31, 2019, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Assets		Liabilities
Futures contracts	$1,386,891	(1)	($604,789)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$354,332	$830,010
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2019 was approximately $201,884,000 and $27,881,000, respectively.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

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Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, was $204,717 and the total value of collateral received was $208,844, comprised of U.S. Government and/or agencies securities.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$208,844	$—	$—	$—	$208,844
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended March 31, 2019.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,094,110	$33,009,780	3,310,413	$52,783,224
Reinvestment of distributions	221,200	3,488,727	382,065	6,078,444
Shares redeemed	(3,778,923)	(59,711,567)	(8,327,914)	(132,714,184)
Converted from Class C	705,051	11,136,409	—	—
Net decrease	(758,562)	($12,076,651)	(4,635,436)	($73,852,516)

Class C
Shares sold	192,581	$3,018,614	352,347	$5,600,636
Reinvestment of distributions	39,498	620,160	67,361	1,067,208
Shares redeemed	(816,427)	(12,829,390)	(1,711,426)	(27,189,452)
Converted to Class A	(708,091)	(11,136,409)	—	—
Net decrease	(1,292,439)	($20,327,025)	(1,291,718)	($20,521,608)

Class I
Shares sold	19,718,280	$313,117,460	28,274,059	$452,813,812
Reinvestment of distributions	950,076	15,087,041	1,274,008	20,367,344
Shares redeemed	(14,757,876)	(234,117,855)	(20,786,019)	(333,048,299)
Converted from Class Y	—	—	34,595,841	558,812,786
Net increase	5,910,480	$94,086,646	43,357,889	$698,945,643

Class R6 (1)
Shares sold	488,732	$7,773,677	—	$—
Reinvestment of distributions	2,471	39,570	—	—
Net increase	491,203	$7,813,247	—	$—

Class Y (2)
Shares sold	—	$—	2,515,662	$40,835,162
Reinvestment of distributions	—	—	105,306	1,706,229
Shares redeemed	—	—	(1,950,630)	(31,665,025)
Converted to Class I	—	—	(34,499,727)	(558,812,786)
Net decrease	—	$—	(33,829,389)	($547,936,420)

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2018, outperformed its benchmark index for the one- and three-year periods ended September 30, 2018 and underperformed its benchmark index for the five-year period ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

32 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Short Duration Income Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Short Duration Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 33

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

34 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT SHORT DURATION INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24180 3.31.19

Calvert Long-Term Income Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
6	Financial Statements
23	Board of Trustees’ Contract Approval
26	Officers and Trustees
27	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	6.41%	4.72%	4.40%	6.88%
Class A with 3.75% Maximum Sales Charge	—	—	2.39	0.78	3.61	6.47
Class I at NAV	01/30/2015	12/31/2004	6.65	5.10	4.81	7.09

Bloomberg Barclays Long U.S. Credit Index	—	—	6.09%	4.58%	5.38%	8.99%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.13%	0.89%
Net					0.92	0.67

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	86.1%
Asset-Backed Securities	5.8%
U.S. Treasury Obligations	4.9%
Taxable Municipal Obligations	3.2%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays Long U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity greater than ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/18)	ENDING ACCOUNT VALUE (3/31/19)	EXPENSES PAID DURING PERIOD* (10/1/18 - 3/31/19)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,064.10	$4.73**	0.92%
Class I	$1,000.00	$1,066.50	$3.04**	0.59%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.34	$4.63**	0.92%
Class I	$1,000.00	$1,021.99	$2.97**	0.59%

4 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Effective February 1, 2019, the contractual expense cap of Class I changed. If this change had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	BEGINNING ACCOUNT VALUE (10/1/18)	ENDING ACCOUNT VALUE (3/31/19)	EXPENSES PAID DURING PERIOD* (10/1/18 - 3/31/19)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,064.10	$4.73**	0.92%
Class I	$1,000.00	$1,066.50	$3.45**	0.67%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.34	$4.63**	0.92%
Class I	$1,000.00	$1,021.59	$3.38**	0.67%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 84.1%
Basic Materials - 0.7%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	425,000	420,211

Communications - 8.7%
AT&T, Inc., 4.75%, 5/15/46	970,000	953,125
CBS Corp.:
2.90%, 1/15/27	200,000	187,117
4.90%, 8/15/44	225,000	222,263
Comcast Corp., 4.25%, 1/15/33	305,000	323,021
Crown Castle Towers LLC, 3.663%, 5/15/45 (1)	487,000	493,724
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,039,367
Verizon Communications, Inc.:
3.875%, 2/8/29 (2)	120,000	123,484
4.862%, 8/21/46	1,175,000	1,257,666
5.50%, 3/16/47 (2)	350,000	410,952
Warner Media LLC, 4.90%, 6/15/42	250,000	251,186
		5,261,905

Consumer, Cyclical - 7.9%
Aptiv plc, 5.40%, 3/15/49	107,000	111,007
Azul Investments LLP, 5.875%, 10/26/24 (1)(2)	265,000	251,090
Best Buy Co., Inc., 4.45%, 10/1/28	515,000	522,563
Ford Motor Co., 6.625%, 10/1/28	700,000	729,270
Home Depot, Inc. (The):
3.50%, 9/15/56	260,000	239,815
4.40%, 3/15/45	365,000	394,610
Nordstrom, Inc., 5.00%, 1/15/44	525,000	476,200
Starbucks Corp., 3.75%, 12/1/47	332,000	302,035
Tapestry, Inc., 4.125%, 7/15/27	832,000	796,312
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	54,254	55,206
Whirlpool Corp., 4.50%, 6/1/46	200,000	177,167
Wyndham Destinations, Inc., 5.75%, 4/1/27	769,000	765,655
		4,820,930

Consumer, Non-cyclical - 10.8%
AbbVie, Inc., 4.30%, 5/14/36	420,000	401,240
Amgen, Inc.:
4.40%, 5/1/45	200,000	197,536
4.663%, 6/15/51	374,000	377,666
Becton Dickinson and Co., 3.70%, 6/6/27	835,000	833,447
CVS Health Corp., 4.30%, 3/25/28	968,000	982,630

6 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
CVS Pass-Through Trust, 6.036%, 12/10/28	222,430	242,891
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (1)	250,000	250,077
JM Smucker Co. (The), 3.375%, 12/15/27 (2)	890,000	873,219
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	320,797
Kraft Heinz Foods Co.:
4.375%, 6/1/46	825,000	718,079
5.20%, 7/15/45	500,000	483,145
Kroger Co. (The), 3.875%, 10/15/46	415,000	346,552
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	268,330
Zoetis, Inc., 4.70%, 2/1/43	210,000	223,792
		6,519,401

Energy - 1.9%
National Oilwell Varco, Inc., 3.95%, 12/1/42	250,000	211,852
Oceaneering International, Inc., 4.65%, 11/15/24	1,040,000	964,600
		1,176,452

Financial - 32.1%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	231,990
Athene Holding Ltd., 4.125%, 1/12/28	804,000	773,557
Banco Santander SA, 3.80%, 2/23/28	340,000	330,289
Bank of America Corp.:
3.824% to 1/20/27, 1/20/28 (3)	1,560,000	1,584,244
5.875% to 3/15/28 (2)(3)(4)	450,000	457,256
6.10% to 3/17/25 (2)(3)(4)	350,000	370,669
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (3)	1,002,000	969,871
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33 (1)(3)	670,000	618,577
Brown & Brown, Inc., 4.50%, 3/15/29	450,000	456,137
Capital One Financial Corp.:
3.75%, 7/28/26	665,000	648,860
4.20%, 10/29/25	200,000	203,701
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (3)(4)	450,000	423,664
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	264,128
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (3)	211,000	210,850
3.887% to 1/10/27, 1/10/28 (3)	1,770,000	1,800,393
4.125%, 7/25/28	270,000	272,017
4.65%, 7/23/48	210,000	226,502
6.25% to 8/15/26 (2)(3)(4)	175,000	184,351
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	605,175
Credit Acceptance Corp., 7.375%, 3/15/23	160,000	166,600
Crown Castle International Corp.:
4.45%, 2/15/26	290,000	303,310
4.75%, 5/15/47	385,000	381,638
Digital Realty Trust LP:
3.70%, 8/15/27	490,000	486,059

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
4.75%, 10/1/25	415,000	440,701
Discover Bank, 4.682% to 8/9/23, 8/9/28 (3)	289,000	293,998
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28 (3)	892,000	884,000
Lazard Group LLC, 4.50%, 9/19/28	321,000	331,039
MetLife, Inc.:
4.05%, 3/1/45	325,000	325,781
5.70%, 6/15/35	175,000	210,821
Morgan Stanley:
3.591% to 7/22/27, 7/22/28 (3)	1,680,000	1,670,197
4.375%, 1/22/47	265,000	274,109
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32 (1)(3)	600,000	559,424
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	466,753
Prudential Financial, Inc.:
3.935%, 12/7/49	484,000	468,774
4.60%, 5/15/44	200,000	212,983
Simon Property Group LP, 4.25%, 11/30/46	255,000	266,923
Synchrony Financial, 3.95%, 12/1/27	700,000	662,528
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(3)	450,000	415,269
		19,453,138

Industrial - 6.4%
Jabil, Inc., 3.95%, 1/12/28	340,000	318,920
Johnson Controls International plc, 4.625%, 7/2/44	550,000	539,097
Nvent Finance S.a.r.l., 4.55%, 4/15/28	750,000	754,993
Owens Corning:
3.40%, 8/15/26	475,000	448,490
4.40%, 1/30/48	300,000	247,738
Trimble, Inc., 4.90%, 6/15/28	191,000	195,486
Valmont Industries, Inc., 5.00%, 10/1/44	400,000	376,782
Wabtec Corp., 4.95%, 9/15/28	515,000	522,945
Xylem, Inc., 4.375%, 11/1/46	475,000	481,479
		3,885,930

Technology - 9.7%
Apple, Inc., 3.45%, 2/9/45	200,000	191,077
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450,000	436,277
Dell International LLC / EMC Corp.:
6.02%, 6/15/26 (1)	200,000	215,303
8.35%, 7/15/46 (1)	190,000	229,953
DXC Technology Co., 4.75%, 4/15/27	1,250,000	1,271,784
Marvell Technology Group Ltd., 4.875%, 6/22/28	575,000	595,482
Oracle Corp.:
4.00%, 7/15/46	255,000	256,818
4.125%, 5/15/45	450,000	460,612

8 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Seagate HDD Cayman:
4.875%, 6/1/27	1,030,000	983,663
5.75%, 12/1/34	440,000	404,147
Western Digital Corp., 4.75%, 2/15/26	865,000	827,156
		5,872,272

Utilities - 5.9%
American Water Capital Corp.:
3.75%, 9/1/47	890,000	864,854
4.00%, 12/1/46	500,000	500,900
CMS Energy Corp., 3.00%, 5/15/26	500,000	489,092
Consolidated Edison Co. of New York, Inc.:
4.30%, 12/1/56	260,000	263,972
Series C, 4.00%, 11/15/57	420,000	407,055
MidAmerican Energy Co., 4.25%, 7/15/49	300,000	319,903
NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (1)	500,000	489,375
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	225,000	219,937
		3,555,088

Total Corporate Bonds (Cost $51,289,911)		50,965,327

U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bond, 3.375%, 11/15/48	820,000	914,893
U.S. Treasury Notes:
1.375%, 7/31/19 (2)	450,000	448,409
2.625%, 2/15/29	340,000	346,661
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (5)	1,178,184	1,205,555

Total U.S. Treasury Obligations (Cost $2,857,883)		2,915,518

ASSET-BACKED SECURITIES - 5.7%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	383,175	390,912
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	419,688	421,887
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	442,125	457,926
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1)	500,000	509,971
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	279,283	288,068
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	204,030	211,748
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45 (1)	1,158,000	1,185,958

Total Asset-Backed Securities (Cost $3,384,843)		3,466,470

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 3.1%
General Obligations - 2.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,300,000	1,235,871

Water and Sewer - 1.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	640,403

Total Taxable Municipal Obligations (Cost $1,948,619)		1,876,274

FLOATING RATE LOANS (7) - 0.0% (8)
Financial - 0.0% (8)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (9)(10)(11)	4,817	76

Total Floating Rate Loans (Cost $4,817)		76

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	258,070	258,070

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $258,070)		258,070

TOTAL INVESTMENTS (Cost $59,744,143) - 98.2%		59,481,735
Other assets and liabilities, net - 1.8%		1,118,773
NET ASSETS - 100.0%		60,600,508

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $7,264,405, which represents 12.0% of the net assets of the Fund as of March 31, 2019.

(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $2,821,039.
(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6) Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2019.
(7) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(8) Amount is less than 0.05%.
(9) Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of March 31, 2019.
(10) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).

10 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	80	6/19/19	$13,440,000	$553,831
Short:
U.S. Ultra 10-Year Treasury Note	(43)	6/19/19	($5,709,594)	($130,664)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817
See notes to financial statements.

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CALVERT LONG-TERM INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (UNAUDITED)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $59,744,143) - including $2,821,039 of securities on loan	$59,481,735
Cash	614,385
Receivable for capital shares sold	62,616
Interest receivable	642,864
Securities lending income receivable	473
Receivable from affiliate	6,849
Deposits at broker for futures contracts	252,870
Trustees’ deferred compensation plan	45,623
Other assets	2,541
Total assets	61,109,956

LIABILITIES
Payable for variation margin on open futures contracts	17,933
Payable for capital shares redeemed	102,848
Deposits for securities loaned	258,070
Distributions payable	9,417
Payable to affiliates:
Investment advisory fee	20,181
Administrative fee	6,054
Distribution and service fees	9,220
Sub-transfer agency fee	3,518
Trustees’ deferred compensation plan	45,623
Accrued expenses	36,584
Total liabilities	509,448
NET ASSETS	$60,600,508

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$63,250,848
Accumulated loss	(2,650,340)
Total	$60,600,508

NET ASSET VALUE PER SHARE
Class A (based on net assets of $44,336,345 and 2,641,711 shares outstanding)	$16.78
Class I (based on net assets of $16,264,163 and 967,646 shares outstanding)	$16.81

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$17.43
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

12 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

INVESTMENT INCOME
Interest income	$1,329,865
Securities lending income, net	2,636
Total investment income	1,332,501

EXPENSES
Investment advisory fee	118,916
Administrative fee	35,675
Distribution and service fees:
Class A	54,535
Trustees’ fees and expenses	1,760
Custodian fees	18,346
Transfer agency fees and expenses	44,432
Accounting fees	6,944
Professional fees	16,636
Registration fees	22,266
Reports to shareholders	4,754
Miscellaneous	8,245
Total expenses	332,509
Waiver and/or reimbursement of expenses by affiliate	(83,650)
Reimbursement of expenses-other	(837)
Net expenses	248,022
Net investment income	1,084,479

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(810,102)
Futures contracts	(226,942)
(1,037,044)

Net change in unrealized appreciation (depreciation) on:
Investment securities	2,667,694
Futures contracts	853,113
3,520,807

Net realized and unrealized gain	2,483,763

Net increase in net assets resulting from operations	$3,568,242
See notes to financial statements.

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CALVERT LONG-TERM INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$1,084,479	$2,781,219
Net realized loss	(1,037,044)	(380,414)
Net change in unrealized appreciation (depreciation)	3,520,807	(4,830,510)
Net increase (decrease) in net assets resulting from operations	3,568,242	(2,429,705)

Distributions to shareholders:
Class A shares	(821,240)	(1,990,097)
Class I shares	(312,290)	(744,788)
Total distributions to shareholders	(1,133,530)	(2,734,885)

Capital share transactions:
Class A shares	(4,486,148)	(29,558,703)
Class I shares	(3,569,968)	7,761,913
Net decrease in net assets from capital share transactions	(8,056,116)	(21,796,790)

TOTAL DECREASE IN NET ASSETS	(5,621,404)	(26,961,380)

NET ASSETS
Beginning of period	66,221,912	93,183,292
End of period	$60,600,508	$66,221,912

See notes to financial statements.

14 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$16.07		$17.10	$18.22	$16.59	$17.21	$16.31
Income from investment operations:
Net investment income (1)	0.28		0.55	0.53	0.49	0.47	0.54
Net realized and unrealized gain (loss)	0.73		(1.03)	(0.49)	1.63	(0.23)	1.25
Total from investment operations	1.01		(0.48)	0.04	2.12	0.24	1.79
Distributions from:
Net investment income	(0.30)		(0.55)	(0.53)	(0.49)	(0.48)	(0.55)
Net realized gain	—		—	(0.63)	—	(0.38)	(0.34)
Total distributions	(0.30)		(0.55)	(1.16)	(0.49)	(0.86)	(0.89)
Total increase (decrease) in net asset value	0.71		(1.03)	(1.12)	1.63	(0.62)	0.90
Net asset value, ending	$16.78		$16.07	$17.10	$18.22	$16.59	$17.21
Total return (2)	6.41%	(3)	(2.83%)	0.63%	13.00%	1.25%	11.36%
Ratios to average net assets: (4)
Total expenses	1.19%	(5)	1.13%	1.12%	1.15%	1.29%	1.27%
Net expenses	0.92%	(5)	0.92%	1.02%	1.12%	1.25%	1.25%
Net investment income	3.56%	(5)	3.31%	3.14%	2.83%	2.74%	3.26%
Portfolio turnover	13%	(3)	51%	86%	244%	290%	289%
Net assets, ending (in thousands)	$44,336		$47,010	$80,060	$89,470	$78,792	$82,489

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS I SHARES			2018	2017	2016	2015(1)
Net asset value, beginning	$16.08		$17.11	$18.22	$16.59	$18.35
Income from investment operations:
Net investment income (2)	0.31		0.62	0.61	0.59	0.40
Net realized and unrealized gain (loss)	0.74		(1.05)	(0.48)	1.63	(1.79)
Total from investment operations	1.05		(0.43)	0.13	2.22	(1.39)
Distributions from:
Net investment income	(0.32)		(0.60)	(0.61)	(0.59)	(0.37)
Net realized gain	—		—	(0.63)	—	—
Total distributions	(0.32)		(0.60)	(1.24)	(0.59)	(0.37)
Total increase (decrease) in net asset value	0.73		(1.03)	(1.11)	1.63	(1.76)
Net asset value, ending	$16.81		$16.08	$17.11	$18.22	$16.59
Total return (3)	6.65%	(4)	(2.57%)	1.17%	13.65%	(7.60%)
Ratios to average net assets: (5)
Total expenses	0.94%	(6)	0.89%	0.93%	19.58%	167.76%	(6)
Net expenses	0.59%	(6)	0.55%	0.55%	0.55%	0.55%	(6)
Net investment income	3.89%	(6)	3.72%	3.60%	3.36%	3.57%	(6)
Portfolio turnover	13%	(4)	51%	86%	244%	290%
Net assets, ending (in thousands)	$16,264		$19,212	$13,124	$298	$25

(1) From January 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Long-Term Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are

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not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$50,965,327	$—	$50,965,327
U.S. Treasury Obligations	—	2,915,518	—	2,915,518
Asset-Backed Securities	—	3,466,470	—	3,466,470
Taxable Municipal Obligations	—	1,876,274	—	1,876,274
Floating Rate Loans	—	—	76	76
Short Term Investment of Cash Collateral for Securities Loaned	258,070	—	—	258,070
Total Investments	$258,070	$59,223,589	$76	$59,481,735
Futures Contracts(2)	$553,831	$—	$—	$553,831
Total	$811,901	$59,223,589	$76	$60,035,566

Liabilities
Futures Contracts(2)	$(130,664)	$—	$—	$(130,664)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While

18 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Prior to February 1, 2019, dividends from net investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $118,916.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.92% and 0.67% (0.92% and 0.55% prior to February 1, 2019) of the Fund’s average daily net assets for Class A and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $83,650.

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The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $35,675.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $54,535 for Class A shares.
The Fund was informed that EVD received $2,818 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $7,198 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $837, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including paydowns, were $4,151,538 and $14,408,398, respectively. Purchases and sales of U.S. government and agency securities were $3,753,180 and $1,346,342, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $2,151,219 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $1,890,835 are short-term and $260,384 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,751,727
Gross unrealized appreciation	$1,429,764
Gross unrealized depreciation	(1,276,589)
Net unrealized appreciation (depreciation)	$153,175
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at March 31, 2019 is included in the Schedule of Investments. During the six months ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

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At March 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Assets		Liabilities
Futures contracts	$553,831	*	($130,664)	*

* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($226,942)	$853,113
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2019 was approximately $13,449,000 and $5,014,000, respectively.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, was $2,835,975 and the total value of collateral received was $2,895,429, comprised of cash of $258,070 and U.S. Government and/or agencies securities of $2,637,359.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$2,446,160	$—	$—	$—	$2,446,160
U.S. Treasury Obligations	449,269	—	—	—	449,269
Total	$2,895,429	$—	$—	$—	$2,895,429
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.

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NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	164,349	$2,620,220	1,237,080	$20,900,728
Reinvestment of distributions	47,571	759,020	111,731	1,850,325
Shares redeemed	(496,030)	(7,865,388)	(3,103,934)	(52,309,756)
Net decrease	(284,110)	($4,486,148)	(1,755,123)	($29,558,703)

Class I
Shares sold	241,838	$3,867,117	1,530,636	$26,064,343
Reinvestment of distributions	19,504	311,858	44,750	738,086
Shares redeemed	(488,299)	(7,748,943)	(1,147,919)	(19,040,516)
Net increase (decrease)	(226,957)	($3,569,968)	427,467	$7,761,913

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Long-Term Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s custom peer group and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s custom peer group for the one- and three-year periods ended September 30, 2018, outperformed the median of the Fund’s custom peer group for the five-year period ended September 30, 2018 and underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s recent performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its custom peer group and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND TRUSTEES

Officers of Calvert Long-Term Income Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Long-Term Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

26 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT LONG-TERM INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24182 3.31.19

Calvert Ultra-Short Duration Income Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
24	Board of Trustees’ Contract Approval
27	Officers and Trustees
28	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	1.13%	2.29%	1.24%	1.86%
Class A with 1.25% Maximum Sales Charge	—	—	-0.17	1.02	0.98	1.73
Class I at NAV	01/31/2014	10/31/2006	1.29	2.55	1.55	2.02
Class R6 at NAV	10/03/2017	10/31/2006	1.18	2.43	1.55	2.02

Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	1.52%	2.43%	0.89%	0.69%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				0.77%	0.53%	0.48%
Net				0.72	0.47	0.43

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Asset-Backed Securities	39.8%
Corporate Bonds	38.2%
Collateralized Mortgage-Backed Obligations	9.4%
U.S. Treasury Obligations	6.0%
Commercial Mortgage-Backed Securities	4.6%
Floating Rate Loans	1.7%
U.S. Government Agencies and Instrumentalities	0.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/18)	ENDING ACCOUNT VALUE (3/31/19)	EXPENSES PAID DURING PERIOD* (10/1/18 - 3/31/19)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,011.30	$3.81**	0.76%
Class I	$1,000.00	$1,012.90	$2.46**	0.49%
Class R6	$1,000.00	$1,011.80	$2.31**	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.14	$3.83**	0.76%
Class I	$1,000.00	$1,022.49	$2.47**	0.49%
Class R6	$1,000.00	$1,022.64	$2.32**	0.46%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT ULTRA-SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 37.7%
Communications - 2.5%
Comcast Corp.:
3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	4,784,000	4,790,880
3.30%, 10/1/20	4,950,000	4,999,047
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (2)	625,000	626,375
Verizon Communications, Inc.:
3.615%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (1)	8,132,000	8,257,447
3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	5,858,000	5,863,541
		24,537,290

Consumer, Cyclical - 7.6%
American Airlines Pass-Through Trust:
5.60%, 7/15/20 (2)	7,640,567	7,759,378
5.625%, 1/15/21 (2)	4,970,779	5,070,940
Daimler Finance North America LLC, 3.288%, (3 mo. USD LIBOR + 0.55%), 5/4/21 (1)(2)	5,000,000	4,994,048
Ford Motor Credit Co. LLC:
3.387%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	19,225,000	19,072,426
3.605%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	900,000	879,033
3.668%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	12,000,000	12,010,857
3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	3,140,000	3,043,584
Hyundai Capital America, 3.744%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	2,970,000	2,970,538
Lennar Corp., 4.50%, 11/15/19	6,215,000	6,238,306
Marriott International, Inc.:
3.245%, (3 mo. USD LIBOR + 0.65%), 3/8/21 (1)	4,949,000	4,962,789
Series Y, 3.226%, (3 mo. USD LIBOR + 0.60%), 12/1/20 (1)	4,950,000	4,958,498
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	4,000,000	4,015,000
		75,975,397

Consumer, Non-cyclical - 5.5%
Becton Dickinson and Co.:
2.133%, 6/6/19	4,000,000	3,995,022
3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	13,841,000	13,842,485
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	7,850,000	7,843,319
CVS Health Corp.:
3.125%, 3/9/20	3,808,000	3,819,569
3.321%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	11,460,000	11,490,190
Kraft Heinz Foods Co.:
3.267%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	7,120,000	7,101,508
3.517%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	3,000,000	2,996,805
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	3,411,000	3,403,757
		54,492,655

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Financial - 17.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,524,000	6,529,547
Ally Financial, Inc., 4.125%, 3/30/20	3,724,000	3,757,851
Athene Global Funding:
3.901%, (3 mo. USD LIBOR + 1.14%), 4/20/20 (1)(2)	4,450,000	4,476,000
4.038%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	8,800,000	8,844,232
Banco Santander SA, 3.741%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (1)	3,330,000	3,287,854
Bank of America Corp.:
3.152%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	6,933,000	6,912,372
3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	5,510,000	5,494,041
3.421%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	14,950,000	14,988,860
3.447%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (1)	4,500,000	4,514,947
3.941%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	4,000,000	4,048,283
Capital One Financial Corp., 3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	7,084,000	6,996,631
Capital One NA:
3.558%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (1)	4,380,000	4,378,749
3.901%, (3 mo. USD LIBOR + 1.15%), 1/30/23 (1)	5,430,000	5,442,380
Citibank NA, 3.342%, (3 mo. USD LIBOR + 0.57%), 7/23/21 (1)	10,000,000	10,036,824
Citigroup, Inc.:
3.665%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)(3)	6,900,000	6,980,339
3.928%, (3 mo. USD LIBOR + 1.19%), 8/2/21 (1)	3,465,000	3,515,391
Credit Agricole Corporate & Investment Bank SA, 3.433%, (3 mo. USD LIBOR + 0.625%), 10/3/21 (1)	1,965,000	1,967,572
Goldman Sachs Group, Inc. (The):
3.339%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	10,623,000	10,645,777
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	3,032,000	2,977,136
JPMorgan Chase & Co., 3.662%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	2,953,000	2,947,423
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	1,342,000	1,345,300
Morgan Stanley, 3.247%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	15,575,000	15,592,701
Synchrony Bank, 3.226%, (3 mo. USD LIBOR + 0.625%), 3/30/20 (1)	2,800,000	2,804,911
Synchrony Financial:
3.00%, 8/15/19	6,975,000	6,977,222
3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	15,154,000	15,229,909
Westpac Banking Corp.:
3.307%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (1)	5,000,000	5,028,716
3.369%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (1)(3)	3,500,000	3,493,695
		169,214,663

Government - 0.1%
Asian Development Bank, 1.00%, 8/16/19	1,000,000	993,968

Industrial - 1.7%
CNH Industrial Capital LLC, 3.375%, 7/15/19	9,838,000	9,851,705
Wabtec Corp., 3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	7,356,000	7,350,509
		17,202,214

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Technology - 2.4%
CA, Inc., 5.375%, 12/1/19	979,000	992,538
DXC Technology Co., 3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	18,462,000	18,462,369
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	4,674,000	4,658,274
		24,113,181

Utilities - 0.9%
WGL Holdings, Inc.:
2.25%, 11/1/19	1,000,000	992,442
3.029%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	8,400,000	8,373,308
		9,365,750

Total Corporate Bonds (Cost $375,856,780)		375,895,118

ASSET-BACKED SECURITIES - 39.3%
Automobile - 15.9%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	26,243,333	26,222,919
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	18,985,000	18,932,992
Chesapeake Funding II LLC:
Series 2016-2A, Class A1, 1.88%, 6/15/28 (2)	11,905,653	11,866,201
Series 2016-2A, Class B, 2.70%, 6/15/28 (2)	2,200,000	2,195,246
Series 2017-3A, Class A2, 2.824%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (1)(2)	2,525,335	2,525,295
Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	4,982,268	4,934,848
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Class A, 2.15%, 4/15/24 (2)	2,931,427	2,924,895
Series 2017-1A, Class A, 2.56%, 10/15/25 (2)	5,742,164	5,733,777
Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	10,035,000	9,999,935
Enterprise Fleet Financing LLC:
Series 2016-2, Class A3, 2.04%, 2/22/22 (2)	1,690,000	1,678,337
Series 2017-1, Class A2, 2.13%, 7/20/22 (2)	3,227,768	3,217,358
Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	3,447,359	3,430,480
Hertz Fleet Lease Funding L.P.:
Series 2017-1, Class A1, 3.143%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (1)(2)	15,383,831	15,406,891
Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	13,144,907	13,093,810
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	13,547,942	13,503,189
OSCAR US Funding Trust V, Series 2016-2A, Class A3, 2.73%, 12/15/20 (2)	8,357,957	8,351,396
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 3.143%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (1)(2)	2,683,960	2,685,876
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	2,380,000	2,397,098
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	5,183,200	5,176,552
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	4,585,141	4,638,955
		158,916,050

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	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Consumer Loan - 19.5%
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	4,167,111	4,192,769
Series 2017-B, Class B, 3.38%, 4/15/21 (2)	1,365,293	1,364,578
Series 2018-A, Class A, 3.09%, 6/15/21 (2)	1,880,564	1,880,575
Series 2018-B, Class A, 3.42%, 1/18/22 (2)	7,104,406	7,113,275
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	3,180,000	3,190,030
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	2,193,936	2,194,969
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	8,355,305	8,383,630
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	1,765,937	1,768,774
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	1,286,206	1,293,159
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	8,160,400	8,199,583
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	542,898	542,652
Series 2017-P1, Class B, 3.56%, 9/15/23 (2)	3,900,000	3,904,762
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	4,330,834	4,313,223
Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	3,197,703	3,192,360
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	2,252,265	2,255,494
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	8,840,000	8,870,134
Series 2016-1A, Class A, 3.66%, 2/20/29 (2)	25,896,260	26,009,380
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	2,006,037	2,011,583
Series 2017-1A, Class A2, 3.289%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	4,150,000	4,164,898
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (2)	64,182	64,190
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	11,717,048	11,729,360
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	2,494,666	2,492,988
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	10,175,000	10,169,975
Series 2018-1A, Class A, 3.11%, 6/17/24 (2)	108,871	108,914
Series 2018-1A, Class B, 3.90%, 6/17/24 (2)	4,700,000	4,720,018
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	8,842,578	8,855,605
Series 2019-1A, Class A, 3.54%, 4/15/25 (2)	5,014,567	5,023,979
SoFi Consumer Loan Program LLC:
Series 2017-5, Class A2, 2.78%, 9/25/26 (2)	4,173,000	4,161,365
Series 2017-6, Class A2, 2.82%, 11/25/26 (2)	5,100,000	5,081,151
Series 2018-1, Class A1, 2.55%, 2/25/27 (2)	617,487	615,924
Series 2018-3, Class A1, 3.20%, 8/25/27 (2)	901,449	902,210
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	6,540,925	6,540,843
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	2,617,758	2,618,026
Series 2015-AA, Class B, 3.62%, 11/15/24 (2)	2,275,000	2,276,051
Series 2015-BA, Class A, 3.48%, 5/15/28 (2)	4,000,000	4,027,620
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	24,791,426	24,758,822
Verizon Owner Trust, Series 2016-2A, Class B, 2.15%, 5/20/21 (2)	5,395,000	5,365,765
		194,358,634

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	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Equipment - 0.5%
Dell Equipment Finance Trust:
Series 2017-2, Class A2A, 1.97%, 2/24/20 (2)	496,490	495,745
Series 2017-2, Class A3, 2.19%, 10/24/22 (2)	534,000	532,160
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (2)	1,111,294	1,109,306
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	2,498,111	2,494,487
		4,631,698

Other - 1.2%
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	10,423,000	10,386,657
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.58%, 9/15/22	1,270,000	1,263,100
		11,649,757
Single-Family Rental - 1.4%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.332%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	1,923,427	1,917,967
Series 2018-SFR2, Class D, 3.934%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	5,000,000	4,969,772
Progress Residential Trust, Series 2016-SFR2, Class A, 3.882%, (1 mo. USD LIBOR + 1.40%), 1/17/34 (1)(2)	7,716,389	7,740,632
		14,628,371

Student Loan - 0.2%
SoFi Professional Loan Program LLC:
Series 2014-A, Class A1, 4.086%, (1 mo. USD LIBOR + 1.60%), 6/25/25 (1)(2)	722,865	724,370
Series 2014-B, Class A1, 3.736%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	651,755	655,179
Series 2015-A, Class A1, 3.686%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (1)(2)	530,145	532,795
Series 2016-B, Class A1, 3.686%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (1)(2)	274,210	276,705
		2,189,049

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	466,542	464,970

Whole Business - 0.5%
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	5,109,675	5,174,403

Total Asset-Backed Securities (Cost $391,534,550)		392,012,932

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 9.3%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	1,566,191	1,572,791
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	4,500,000	4,621,387
Series 2017-HQA1, Class M1, 3.686%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (1)	1,933,461	1,943,121
Series 2018-HQA2, Class M1, 3.236%, (1 mo. USD LIBOR + 0.75%), 10/25/48 (1)(2)	8,000,000	7,999,038
Series 2018-SPI2, Class M1, 3.819%, 5/25/48 (2)(4)	985,898	986,825
Series 2019-DNA1, Class M1, 3.386%, (1 mo. USD LIBOR + 0.90%), 1/25/49 (1)(2)	4,200,000	4,212,343
Series 2019-DNA2, Class M1, 3.287%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (1)(2)	9,400,000	9,424,184
Series 2019-HQA1, Class M2, 4.836%, (1 mo. USD LIBOR + 2.35%), 2/25/49 (1)(2)	1,250,000	1,260,413

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	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - CONT’D
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.886%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	2,137,474	2,378,079
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	9,970,000	10,430,124
Series 2014-C02, Class 2M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	3,979,850	4,146,820
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	7,369,811	7,803,053
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	8,849,497	9,300,034
Series 2014-C04, Class 1M2, 7.386%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	18,924,820	21,264,569
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.332%, (1 mo. USD LIBOR + 0.85%), 12/16/59 (1)(2)	5,720,893	5,697,883

Total Collateralized Mortgage-Backed Obligations (Cost $93,336,297)		93,040,664

U.S. TREASURY OBLIGATIONS - 6.0%
U.S. Treasury Notes:
0.875%, 6/15/19	14,894,000	14,845,411
1.00%, 6/30/19	14,901,000	14,846,285
1.25%, 6/30/19	14,882,000	14,836,366
1.625%, 6/30/19	14,856,000	14,822,922

Total U.S. Treasury Obligations (Cost $59,358,393)		59,350,984

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
BBCMS Trust, Series 2018-RRI, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	9,517,469	9,424,666
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27 (2)	5,371,900	5,355,481
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	6,950,000	6,923,140
Motel 6 Trust, Series 2017-MTL6, Class A, 3.404%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	6,605,798	6,586,127
RETL Trust, Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	17,025,000	17,056,939

Total Commercial Mortgage-Backed Securities (Cost $45,429,083)		45,346,353

FLOATING RATE LOANS (5) - 1.6%
Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,715,797	1,711,604
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,060,000	2,009,788
		3,721,392

Electronics/Electrical - 0.4%
Go Daddy Operating Company, LLC, Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 2/15/24	2,481,040	2,468,635
SS&C Technologies, Inc., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	873,187	867,093
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	615,728	611,431
		3,947,159

10 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (5) - CONT’D
Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	2,642,096	2,625,133

Industrial Equipment - 0.2%
Clark Equipment Company, Term Loan, 4.601%, (3 mo. USD LIBOR + 2.00%), 5/18/24	2,231,065	2,190,627

Telecommunications - 0.4%
Sprint Communications, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), 2/2/24	4,078,785	3,964,069

Total Floating Rate Loans (Cost $16,691,012)		16,448,380

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
U.S. Department of Housing and Urban Development, 2.54%, 8/1/19	2,500,000	2,500,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,500,000)		2,500,000

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (6)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	74,100	74,100

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $74,100)		74,100

TOTAL INVESTMENTS (Cost $984,780,215) - 98.7%		984,668,531
Other assets and liabilities, net - 1.3%		12,981,479
NET ASSETS - 100.0%		997,650,010

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $501,991,173, which represents 50.3% of the net assets of the Fund as of March 31, 2019.

(3) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $72,408.
(4) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(5) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) Amount is less than 0.05%.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT ULTRA-SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (UNAUDITED)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $984,780,215) - including $72,408 of securities on loan	$984,668,531
Receivable for investments sold	6,222,717
Receivable for capital shares sold	6,764,558
Interest receivable	2,926,059
Securities lending income receivable	897
Receivable from affiliate	67,350
Trustees’ deferred compensation plan	604,233
Other assets	32,891
Total assets	1,001,287,236

LIABILITIES
Due to custodian	96,729
Payable for capital shares redeemed	1,962,887
Deposits for securities loaned	74,100
Distributions payable	336,369
Payable to affiliates:
Investment advisory fee	215,441
Administrative fee	99,434
Distribution and service fees	71,677
Sub-transfer agency fees	27,732
Trustees’ deferred compensation plan	604,233
Accrued expenses	148,624
Total liabilities	3,637,226
NET ASSETS	$997,650,010

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$999,970,641
Accumulated loss	(2,320,631)
Total	$997,650,010

NET ASSET VALUE PER SHARE
Class A (based on net assets of $339,206,817 and 34,028,396 shares outstanding)	$9.97
Class I (based on net assets of $610,700,330 and 61,254,401 shares outstanding)	$9.97
Class R6 (based on net assets of $47,742,863 and 4,791,864 shares outstanding)	$9.96

OFFERING PRICE PER SHARE*
Class A (100/98.75 of net asset value per share)	$10.10
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

12 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

INVESTMENT INCOME
Interest income	$15,049,220
Securities lending income, net	1,879
Total investment income	15,051,099

EXPENSES
Investment advisory fee	1,213,398
Administrative fee	560,030
Distribution and service fees:
Class A	432,491
Trustees’ fees and expenses	28,638
Custodian fees	42,288
Transfer agency fees and expenses	352,276
Accounting fees	99,174
Professional fees	43,270
Registration fees	83,890
Reports to shareholders	15,410
Miscellaneous	40,744
Total expenses	2,911,609
Waiver and/or reimbursement of expenses by affiliate	(150,891)
Reimbursement of expenses-other	(13,124)
Net expenses	2,747,594
Net investment income	12,303,505

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(116,394)
Futures contracts	113,958
(2,436)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,209,739)
Futures contracts	121,208
(1,088,531)

Net realized and unrealized loss	(1,090,967)

Net increase in net assets resulting from operations	$11,212,538
See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT ULTRA-SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$12,303,505	$17,992,808
Net realized loss	(2,436)	(364,354)
Net change in unrealized appreciation (depreciation)	(1,088,531)	(996,375)
Net increase in net assets resulting from operations	11,212,538	16,632,079

Distributions to shareholders:
Class A shares	(4,506,576)	(8,124,502)
Class I shares	(8,495,774)	(9,227,285)
Class R6 shares	(244,107)	(394,412)
Class Y shares	—	(1,014,106)
Total distributions to shareholders	(13,246,457)	(18,760,305)

Capital share transactions:
Class A shares	(38,202,331)	(61,105,509)
Class I shares	71,388,852	444,692,344
Class R6 shares (1)	30,163,108	17,634,206
Class Y shares (2)	—	(371,212,767)
Net increase in net assets from capital share transactions	63,349,629	30,008,274

TOTAL INCREASE IN NET ASSETS	61,315,710	27,880,048

NET ASSETS
Beginning of period	936,334,300	908,454,252
End of period	$997,650,010	$936,334,300

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

14 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018 (1)		2017 (1)	2016 (1)		2015 (1)	2014 (1)
Net asset value, beginning	$9.99		$10.01		$9.99	$9.92		$9.98	$9.96
Income from investment operations:
Net investment income (2)	0.12		0.17		0.12	0.10	(3)	0.06	0.06
Net realized and unrealized gain (loss)	(0.01)		(0.01)		0.02	0.07		(0.05)	0.02
Total from investment operations	0.11		0.16		0.14	0.17		0.01	0.08
Distributions from:
Net investment income	(0.13)		(0.18)		(0.12)	(0.10)		(0.07)	(0.06)
Net realized gain	—		—	(4)	—	—		—	—
Total distributions	(0.13)		(0.18)		(0.12)	(0.10)		(0.07)	(0.06)
Total increase (decrease) in net asset value	(0.02)		(0.02)		0.02	0.07		(0.06)	0.02
Net asset value, ending	$9.97		$9.99		$10.01	$9.99		$9.92	$9.98
Total return (5)	1.13%	(6)	1.65%		1.42%	1.68%		0.03%	0.92%
Ratios to average net assets: (7)
Total expenses	0.78%	(8)	0.77%		0.82%	0.91%		1.00%	1.04%
Net expenses	0.76%	(8)	0.77%		0.79%	0.88%		0.89%	0.79%
Net investment income	2.46%	(8)	1.73%		1.18%	1.01%	(3)	0.65%	0.62%
Portfolio turnover	52%	(6)	105%		107%	64%		66%	154%
Net assets, ending (in thousands)	$339,207		$378,257		$440,440	$408,788		$507,913	$624,968

(1) Per share data reflects a 1.5615-for-1 share split effective June 15, 2018.
(2) Computed using average shares outstanding.
(3) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.002 per share and less than 0.02% of average net assets.
(4) Amount is less than $(0.005).
(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6) Not annualized.
(7) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(8) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT ULTRA-SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,						Period Ended September 30,
CLASS I SHARES			2018 (2)		2017 (2)	2016 (2)		2015 (2)	2014(1)(2)
Net asset value, beginning	$9.99		$10.01		$9.98	$9.92		$9.98	$9.97
Income from investment operations:
Net investment income (3)	0.14		0.21		0.15	0.14	(4)	0.11	0.06
Net realized and unrealized gain (loss)	(0.01)		(0.03)		0.03	0.06		(0.07)	0.01
Total from investment operations	0.13		0.18		0.18	0.20		0.04	0.07
Distributions from:
Net investment income	(0.15)		(0.20)		(0.15)	(0.14)		(0.10)	(0.06)
Net realized gain	—		—	(5)	—	—		—	—
Total distributions	(0.15)		(0.20)		(0.15)	(0.14)		(0.10)	(0.06)
Total increase (decrease) in net asset value	(0.02)		(0.02)		0.03	0.06		(0.06)	0.01
Net asset value, ending	$9.97		$9.99		$10.01	$9.98		$9.92	$9.98
Total return (6)	1.29%	(7)	1.89%		1.75%	2.09%		0.36%	0.73%
Ratios to average net assets: (8)
Total expenses	0.53%	(9)	0.53%		0.48%	0.55%		1.11%	1,629.57%	(9)
Net expenses	0.49%	(9)	0.50%		0.46%	0.50%		0.50%	0.50%	(9)
Net investment income	2.73%	(9)	2.10%		1.51%	1.43%	(4)	1.09%	0.90%	(9)
Portfolio turnover	52%	(7)	105%		107%	64%		66%	154%
Net assets, ending (in thousands)	$610,700		$540,507		$96,906	$38,609		$8,491	$2

(1) From January 31, 2014 inception.
(2) Per share data reflects a 1.5625-for-1 share split effective June 15, 2018.
(3) Computed using average shares outstanding.
(4) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.003 per share and less than 0.02% of average net assets.
(5) Amount is less than $(0.005).
(6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7) Not annualized.
(8) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(9) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018 (1)(2)
CLASS R6 SHARES
Net asset value, beginning	$9.99		$10.01
Income from investment operations:
Net investment income (3)	0.14		0.21
Net realized and unrealized loss	(0.02)		(0.02)
Total from investment operations	0.12		0.19
Distributions from:
Net investment income	(0.15)		(0.21)
Net realized gain	—		—	(4)
Total distributions	(0.15)		(0.21)
Total decrease in net asset value	(0.03)		(0.02)
Net asset value, ending	$9.96		$9.99
Total return (5)(6)	1.18%		1.90%
Ratios to average net assets: (7)
Total expenses (8)	0.49%		0.48%
Net expenses (8)	0.46%		0.48%
Net investment income (8)	2.79%		2.07%
Portfolio turnover	52%	(6)	105%	(9)
Net assets, ending (in thousands)	$47,743		$17,570

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Per share data reflects a 1.5629-for-1 share split on June 15, 2018.
(3) Computed using average shares outstanding.
(4) Amount is less than $(0.005).
(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6) Not annualized.
(7) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(8) Annualized.
(9) For the year ended September 30, 2018.
See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent

18 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$375,895,118	$—	$375,895,118
Asset-Backed Securities	—	392,012,932	—	392,012,932
Collateralized Mortgage-Backed Obligations	—	93,040,664	—	93,040,664
U.S. Treasury Obligations	—	59,350,984	—	59,350,984
Commercial Mortgage-Backed Securities	—	45,346,353	—	45,346,353
Floating Rate Loans	—	16,448,380	—	16,448,380
U.S. Government Agencies and Instrumentalities	—	2,500,000	—	2,500,000
Short Term Investment of Cash Collateral for Securities Loaned	74,100	—	—	74,100
Total Investments	$74,100	$984,594,431	$—	$984,668,531
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the

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Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Prior to February 1, 2019, dividends from net investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.26% on the first $1 billion and 0.25% on the excess of $1 billion. For the six months ended March 31, 2019, the investment advisory fee amounted to $1,213,398 or 0.26% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% (0.77%, 0.50% and 0.50% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $150,891.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $560,030.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $432,491 for Class A shares.

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The Fund was informed that EVD received $4,987 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $56,041 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2019, CRM reimbursed the Fund $7,162 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $13,124, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities and paydowns, were $438,198,185 and $417,660,963, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $54,374,022 and $30,062,763, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund had a net capital loss of $1,383,068 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2019.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$984,781,914
Gross unrealized appreciation	$1,484,880
Gross unrealized depreciation	(1,598,263)
Net unrealized appreciation (depreciation)	($113,383)
NOTE 5 — FINANCIAL INSTRUMENTS
During the six months ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration. At March 31, 2019, there were no obligations outstanding under these financial instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$113,958	$121,208

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The average notional cost of futures contracts (long) outstanding during the six months ended March 31, 2019 was approximately $21,667,000.
NOTE 6 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2019, the Fund had a payment due to SSB pursuant to the foregoing arrangement of $96,729. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Fund’s average overdraft advances during the six months ended March 31, 2019 were not significant.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, was $72,680 and the total value of collateral received was $74,100, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$74,100	$—	$—	$—	$74,100
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018 (1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,009,486	$49,882,162	19,042,573	$190,603,200
Reinvestment of distributions	415,532	4,134,138	728,415	7,280,346
Shares redeemed	(9,266,701)	(92,218,631)	(25,893,220)	(258,989,055)
Net decrease	(3,841,683)	($38,202,331)	(6,122,232)	($61,105,509)

Class I
Shares sold	31,153,741	$310,153,629	36,896,346	$369,032,764
Reinvestment of distributions	685,531	6,821,810	727,189	7,266,253
Shares redeemed	(24,683,337)	(245,586,587)	(32,755,803)	(327,661,631)
Conversion from Class Y	—	—	39,551,073	396,054,958
Net increase	7,155,935	$71,388,852	44,418,805	$444,692,344

Class R6 (2)
Shares sold	6,728,955	$67,037,661	10,182,304	$101,892,480
Reinvestment of distributions	24,541	244,107	38,582	385,505
Shares redeemed	(3,720,597)	(37,118,660)	(8,461,921)	(84,643,779)
Net increase	3,032,899	$30,163,108	1,758,965	$17,634,206

Class Y (3)
Shares sold	—	$—	4,033,027	$63,280,817
Reinvestment of distributions	—	—	47,091	738,383
Shares redeemed	—	—	(2,496,648)	(39,177,009)
Conversion to Class I	—	—	(25,250,072)	(396,054,958)
Net decrease	—	$—	(23,666,602)	($371,212,767)

(1) Class A, Class I and Class R6 shares reflect a share split effective June 15, 2018.
(2) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(3) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Ultra-Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND TRUSTEES

Officers of Calvert Ultra-Short Duration Income Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Ultra-Short Duration Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24184 3.31.19

Calvert High Yield Bond Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Trustees’ Contract Approval
33	Officers and Trustees
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Michael W. Weilheimer, CFA and Raphael A. Leeman, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	2.18%	3.63%	2.72%	8.62%
Class A with 3.75% Maximum Sales Charge	—	—	-1.65	-0.25	1.95	8.21
Class C at NAV	10/31/2011	07/09/2001	1.78	2.86	1.87	7.90
Class C with 1% Maximum Sales Charge	—	—	0.78	1.87	1.87	7.90
Class I at NAV	07/09/2001	07/09/2001	2.33	3.98	3.07	9.10
Class R6 at NAV	02/01/2019	07/09/2001	2.29	3.94	3.06	9.10

ICE BofAML U.S. High Yield Index	—	—	2.39%	5.94%	4.69%	11.23%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.11%	1.86%	0.86%	0.80%
Net			1.02	1.77	0.77	0.71

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]		CREDIT QUALITY (% of bond and loan holdings)[5]

Corporate Bonds	87.7%	BBB	6.1%
Floating Rate Loans	10.0%	BB	38.9%
Collateralized Mortgage-Backed Obligations	1.1%	B	43.4%
Asset-Backed Securities	1.0%	CCC or Lower	10.4%
Common Stocks	0.2%	Not Rated	1.2%
Total	100.0%	Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

The performance results prior to September 18, 2009, the commencement of operations date for the Fund, for Class A and Class I shares reflect the performance of Class A and Class I shares, respectively, of Calvert High Yield Bond Fund (“SMF High Yield”), a series of Summit Mutual Funds, Inc., that was reorganized into the Fund. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[5]
Credit Ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. If neither S&P nor Moody’s publish a rating, then Fitch Ratings (“Fitch”) is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as Not Rated (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class C and Class I and (February 1, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$1,021.80	$5.29**	1.05%
Class C	$1,000.00	$1,017.80	$9.11**	1.81%
Class I	$1,000.00	$1,023.30	$3.78**	0.75%
Class R6	$1,000.00	$1,019.90	$1.16**	0.71%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29**	1.05%
Class C	$1,000.00	$1,015.91	$9.10**	1.81%
Class I	$1,000.00	$1,021.19	$3.78**	0.75%
Class R6	$1,000.00	$1,021.39	$3.58**	0.71%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

4 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 83.5%
Aerospace - 0.8%
Bombardier, Inc.:
6.00%, 10/15/22 (1)	901,000	913,389
6.125%, 1/15/23 (1)	239,000	242,884
7.875%, 4/15/27 (1)	309,000	319,042
		1,475,315

Air Transportation - 1.9%
American Airlines Group, Inc., 4.625%, 3/1/20 (1)	500,000	504,700
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (1)	1,353,547	1,374,595
Latam Airlines Pass-Through Trust, 4.50%, 11/15/23	1,377,279	1,351,799
Virgin Australia Pass-Through Trust, 6.00%, 10/23/20 (1)	203,453	207,023
		3,438,117

Automotive & Auto Parts - 1.9%
Navistar International Corp., 6.625%, 11/1/25 (1)	1,200,000	1,225,500
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
4.375%, 5/15/26 (2)(3)	772,000	883,792
6.25%, 5/15/26 (1)(3)	467,000	477,507
8.50%, 5/15/27 (1)(3)	854,000	858,270
		3,445,069

Banks & Thrifts - 1.3%
Ally Financial, Inc., 4.25%, 4/15/21	1,000,000	1,016,250
CIT Group, Inc., 6.125%, 3/9/28	170,000	189,550
Citigroup, Inc., 6.25% to 8/15/26 (4)(5)	1,000,000	1,053,435
		2,259,235

Broadcasting - 2.1%
Gray Television, Inc., 7.00%, 5/15/27 (1)	18,000	19,170
Sirius XM Radio, Inc.:
3.875%, 8/1/22 (1)	1,000,000	997,500
5.00%, 8/1/27 (1)	338,000	339,470
6.00%, 7/15/24 (1)	1,197,000	1,244,880
Tribune Media Co., 5.875%, 7/15/22	1,000,000	1,025,625
		3,626,645

Building Materials - 1.1%
Builders FirstSource, Inc., 5.625%, 9/1/24 (1)	362,000	357,927
Hillman Group, Inc. (The), 6.375%, 7/15/22 (1)	45,000	40,388
Standard Industries, Inc., 6.00%, 10/15/25 (1)	1,500,000	1,578,135
		1,976,450

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Cable/Satellite TV - 5.8%
Cablevision Systems Corp., 5.875%, 9/15/22	2,000,000	2,095,000
CSC Holdings LLC:
5.50%, 5/15/26 (1)	2,000,000	2,060,600
6.50%, 2/1/29 (1)	200,000	213,250
6.75%, 11/15/21	1,000,000	1,071,250
7.50%, 4/1/28 (1)(6)	1,200,000	1,291,860
DISH DBS Corp.:
6.75%, 6/1/21	285,000	294,547
7.75%, 7/1/26 (6)	250,000	218,125
UPC Holding BV, 5.50%, 1/15/28 (1)	1,405,000	1,405,000
Ziggo Bond Finance BV, 6.00%, 1/15/27 (1)	1,420,000	1,366,750
Ziggo BV, 5.50%, 1/15/27 (1)	157,000	155,823
		10,172,205

Capital Goods - 2.0%
Colfax Corp.:
6.00%, 2/15/24 (1)	129,000	134,805
6.375%, 2/15/26 (1)	1,000,000	1,065,620
Resideo Funding, Inc., 6.125%, 11/1/26 (1)	160,000	165,600
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,165,000
		3,531,025

Chemicals - 0.4%
Versum Materials, Inc., 5.50%, 9/30/24 (1)	600,000	632,250

Consumer Products - 0.3%
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	69,000
Mattel, Inc., 6.75%, 12/31/25 (1)	477,000	470,441
		539,441

Containers - 3.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (1)	515,000	544,458
Berry Global, Inc.:
4.50%, 2/15/26 (1)	255,000	242,939
5.125%, 7/15/23	500,000	509,375
6.00%, 10/15/22	1,000,000	1,032,500
BWAY Holding Co.:
5.50%, 4/15/24 (1)	305,000	303,948
7.25%, 4/15/25 (1)(6)	81,000	78,418
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,165,000	1,131,506
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	190,000	191,387

6 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Owens-Brockway Glass Container, Inc.:
5.875%, 8/15/23 (1)	750,000	788,362
6.375%, 8/15/25 (1)	500,000	526,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23 (1)	1,000,000	1,017,500
		6,366,643

Diversified Financial Services - 1.3%
Avolon Holdings Funding Ltd., 5.125%, 10/1/23 (1)	500,000	510,000
DAE Funding LLC:
4.50%, 8/1/22 (1)	235,000	237,644
5.00%, 8/1/24 (1)	390,000	395,850
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (1)	815,000	837,331
5.50%, 2/15/24 (1)	380,000	395,200
		2,376,025

Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (1)	1,078,000	1,145,375
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,543,125
MDC Partners, Inc., 6.50%, 5/1/24 (1)	839,000	698,468
		3,386,968

Energy - 4.0%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (1)	500,000	462,500
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.50%, 5/20/25	500,000	500,625
5.625%, 5/20/24	76,000	77,615
5.875%, 8/20/26	100,000	100,250
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27 (1)	500,000	511,100
Precision Drilling Corp., 7.125%, 1/15/26 (1)	1,000,000	996,562
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (1)	1,711,000	1,762,330
5.50%, 1/15/28 (1)	775,000	779,844
Tervita Escrow Corp., 7.625%, 12/1/21 (1)	1,802,000	1,797,495
		6,988,321

Entertainment/Film - 1.6%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	2,000,000	1,810,000
Cinemark USA, Inc., 4.875%, 6/1/23	1,000,000	1,019,300
		2,829,300

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Environmental - 1.7%
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,189,756
GFL Environmental, Inc.:
5.375%, 3/1/23 (1)	430,000	408,500
5.625%, 5/1/22 (1)	1,095,000	1,064,887
Hulk Finance Corp., 7.00%, 6/1/26 (1)(6)	175,000	166,250
Waste Pro USA, Inc., 5.50%, 2/15/26 (1)	165,000	159,638
		2,989,031

Food/Beverage/Tobacco - 1.9%
Post Holdings, Inc.:
5.00%, 8/15/26 (1)	1,000,000	976,250
5.625%, 1/15/28 (1)	279,000	277,954
US Foods, Inc., 5.875%, 6/15/24 (1)	2,000,000	2,055,000
		3,309,204

Health Care - 11.2%
Carriage Services, Inc., 6.625%, 6/1/26 (1)	655,000	673,013
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26 (1)	1,065,000	1,059,675
Centene Corp.:
4.75%, 1/15/25	1,000,000	1,022,500
5.375%, 6/1/26 (1)	685,000	715,825
6.125%, 2/15/24	1,000,000	1,049,050
Eagle Holding Co. II. LLC, 7.625%, (7.625% cash or 8.375% PIK ), 5/15/22 (1)(7)	1,670,000	1,688,788
HCA, Inc.:
5.00%, 3/15/24	1,000,000	1,060,053
5.375%, 9/1/26 (6)	405,000	427,275
5.625%, 9/1/28	495,000	524,700
5.875%, 2/1/29	286,000	308,508
6.50%, 2/15/20	500,000	514,711
Hologic, Inc., 4.375%, 10/15/25 (1)	2,095,000	2,094,581
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	600,000	634,500
IQVIA, Inc., 4.875%, 5/15/23 (1)	1,000,000	1,022,600
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 (1)	33,000	33,701
Kinetic Concepts, Inc. / KCI USA, Inc.:
7.875%, 2/15/21 (1)	875,000	896,849
12.50%, 11/1/21 (1)	175,000	189,875
MPH Acquisition Holdings. LLC, 7.125%, 6/1/24 (1)	1,428,000	1,428,000
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22 (1)(7)	667,394	660,887
Team Health Holdings, Inc., 6.375%, 2/1/25 (1)(6)	609,000	497,096
Teleflex, Inc., 4.625%, 11/15/27	1,245,000	1,239,559
WellCare Health Plans, Inc.:
5.25%, 4/1/25	1,630,000	1,693,162
5.375%, 8/15/26 (1)	300,000	314,625
		19,749,533

8 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Homebuilders/Real Estate - 1.8%
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	1,000,000	1,005,000
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	98,000	98,980
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,007,500
		3,111,480

Hotels - 1.4%
ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	1,500,000	1,494,375
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,000,000	1,000,620
		2,494,995

Insurance - 1.9%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (1)	2,090,000	2,152,700
HUB International, Ltd., 7.00%, 5/1/26 (1)	671,000	665,968
KIRS Midco 3 plc, 8.625%, 7/15/23 (1)(6)	630,000	541,800
		3,360,468

Leisure - 1.6%
Merlin Entertainments plc, 5.75%, 6/15/26 (1)	1,020,000	1,054,425
Viking Cruises, Ltd., 5.875%, 9/15/27 (1)	1,850,000	1,803,750
		2,858,175

Metals/Mining - 0.8%
Constellium NV, 5.875%, 2/15/26 (1)(6)	1,415,000	1,392,891

Paper - 0.5%
Mercer International, Inc., 5.50%, 1/15/26	918,000	904,230

Publishing/Printing - 0.0% (8)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, 5/15/24 (1)(6)	32,000	26,040

Railroad - 1.4%
Watco Cos. LLC / Watco Finance Corp., 6.375%, 4/1/23 (1)	2,500,000	2,525,000

Restaurants - 1.9%
1011778 BC ULC / New Red Finance, Inc.:
4.25%, 5/15/24 (1)	545,000	540,913
5.00%, 10/15/25 (1)	801,000	793,230
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	2,050,000	2,099,712
		3,433,855

Services - 6.7%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (1)	1,570,000	1,573,925
Charles River Laboratories International, Inc., 5.50%, 4/1/26 (1)	555,000	577,200
Cloud Crane LLC, 10.125%, 8/1/24 (1)	1,135,000	1,222,963
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23 (1)	780,000	827,775

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Gartner, Inc., 5.125%, 4/1/25 (1)	155,000	157,046
KAR Auction Services, Inc., 5.125%, 6/1/25 (1)	803,000	797,981
Laureate Education, Inc., 8.25%, 5/1/25 (1)	1,006,000	1,096,540
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	1,411,000	1,485,077
ServiceMaster Co. LLC (The), 7.45%, 8/15/27	1,000,000	1,057,500
TMS International Corp., 7.25%, 8/15/25 (1)	330,000	320,437
United Rentals North America, Inc., 4.625%, 7/15/23	1,000,000	1,019,375
Vizient, Inc., 10.375%, 3/1/24 (1)	1,000,000	1,088,050
West Corp., 8.50%, 10/15/25 (1)	627,000	542,355
		11,766,224

Super Retail - 2.6%
Group 1 Automotive, Inc., 5.25%, 12/15/23 (1)	1,250,000	1,262,500
Party City Holdings, Inc.:
6.125%, 8/15/23 (1)(6)	665,000	674,975
6.625%, 8/1/26 (1)(6)	660,000	658,350
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000,000	1,825,000
William Carter Co. (The), 5.625%, 3/15/27 (1)	229,000	237,588
		4,658,413

Technology - 8.6%
Camelot Finance S.A., 7.875%, 10/15/24 (1)(6)	1,008,000	1,068,480
CommScope Finance LLC, 8.25%, 3/1/27 (1)	153,000	159,120
CommScope Technologies LLC:
5.00%, 3/15/27 (1)	215,000	191,174
6.00%, 6/15/25 (1)	1,560,000	1,522,482
Dell International LLC / EMC Corp.:
5.875%, 6/15/21 (1)	1,000,000	1,019,153
7.125%, 6/15/24 (1)	755,000	800,605
EIG Investors Corp., 10.875%, 2/1/24	1,645,000	1,739,587
Entegris, Inc., 4.625%, 2/10/26 (1)	299,000	297,505
First Data Corp., 5.00%, 1/15/24 (1)	500,000	512,313
Infor US, Inc., 6.50%, 5/15/22	1,500,000	1,526,250
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	400,000	417,000
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (1)	500,000	508,315
4.125%, 6/1/21 (1)	750,000	765,945
Riverbed Technology, Inc., 8.875%, 3/1/23 (1)	1,000,000	765,000
Seagate HDD Cayman, 4.75%, 1/1/25 (6)	170,000	166,112
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (1)	1,000,000	1,065,000
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (1)	1,000,000	1,088,920
Symantec Corp., 5.00%, 4/15/25 (1)	768,000	770,125
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25 (1)	245,000	253,117
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24 (1)(6)	200,000	180,000
Western Digital Corp., 4.75%, 2/15/26	364,000	348,075
		15,164,278

10 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Telecommunications - 8.0%
CenturyLink, Inc., Series W, 6.75%, 12/1/23 (6)	123,000	128,689
Digicel Group One Ltd. 8.25%, 12/30/22 (1)(6)	514,000	317,395
Digicel Group Two Ltd., 8.25%, 9/30/22 (1)(6)	486,000	166,455
DKT Finance ApS, 9.375%, 6/17/23 (1)	481,000	516,834
Equinix, Inc., 5.375%, 5/15/27	1,000,000	1,050,000
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	532,994
6.625%, 8/1/26	590,000	579,675
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (1)	324,000	316,710
Level 3 Financing, Inc.:
5.375%, 8/15/22	2,000,000	2,015,000
5.375%, 1/15/24	355,000	362,490
Level 3 Parent, LLC, 5.75%, 12/1/22	85,000	86,088
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25 (1)	185,000	179,913
SBA Communications Corp., 4.00%, 10/1/22	240,000	242,064
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,015,000
Sprint Corp.:
7.125%, 6/15/24	1,000,000	1,017,500
7.875%, 9/15/23	1,093,000	1,150,382
T-Mobile USA, Inc.:
4.50%, 2/1/26	245,000	245,785
4.75%, 2/1/28	275,000	273,625
6.50%, 1/15/26	1,000,000	1,070,000
ViaSat, Inc., 5.625%, 4/15/27 (1)	225,000	229,525
Wind Tre SpA, 5.00%, 1/20/26 (1)	200,000	183,000
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25 (6)	500,000	504,375
		14,183,499

Utilities - 1.5%
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	155,000	154,419
4.50%, 9/15/27 (1)	227,000	222,176
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,200,000	1,227,000
TerraForm Power Operating LLC:
4.25%, 1/31/23 (1)	650,000	645,443
5.00%, 1/31/28 (1)	230,000	222,813
6.625%, 6/15/25 (1)	145,000	152,431
		2,624,282

Total Corporate Bonds (Cost $147,594,317)		147,594,607

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (9) - 9.5%
Automotive & Auto Parts - 0.9%
Navistar International Corporation, Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), 11/6/24	1,033,702	1,031,970
Panther BF Aggregator 2 LP, Term Loan, 3/18/26 (10)	648,000	641,504
		1,673,474

Broadcasting - 0.2%
iHeartCommunications, Inc., Term Loan, 0.00%, 7/30/19 (11)	423,000	302,445

Cable/Satellite TV - 0.1%
CSC Holdings, LLC, Term Loan, 5.591%, (3 mo. USD LIBOR + 3.00%), 4/15/27	244,000	240,795

Capital Goods - 0.5%
Cortes NP Acquisition Corporation, Term Loan, 6.629%, (3 mo. USD LIBOR + 4.00%), 11/30/23	1,000,000	942,500

Containers - 0.1%
BWAY Holding Company, Term Loan, 6.033%, (3 mo. USD LIBOR + 3.25%), 4/3/24	241,073	235,769

Health Care - 0.8%
Acadia Healthcare Company, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 2/16/23	90,538	89,877
Civitas Solutions Inc:
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), 3/9/26	29,885	29,881
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), 3/9/26	490,955	490,878
Kinetic Concepts, Inc., Term Loan, 5.851%, (3 mo. USD LIBOR + 3.25%), 2/2/24	35,909	35,714
MPH Acquisition Holdings, LLC, Term Loan, 6/7/23 (10)	72,000	69,777
Press Ganey Holdings, Inc.:
Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 10/23/23	547,416	537,494
Term Loan, 10/21/24 (10)	115,000	115,216
		1,368,837

Insurance - 0.8%
Hub International Limited, Term Loan, 5.51%, (3 mo. USD LIBOR + 2.75%), 4/25/25	997,487	966,212
Sedgwick Claims Management Services, Inc., Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 12/31/25	443,888	435,496
		1,401,708

Metals/Mining - 0.7%
GrafTech Finance, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 2/12/25	1,172,292	1,166,430

Publishing/Printing - 0.1%
Meredith Corporation, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 1/31/25	194,354	194,111

Services - 2.2%
Asurion, LLC, Term Loan - Second Lien, 8.999%, (1 mo. USD LIBOR + 6.50%), 8/4/25	2,575,000	2,615,636
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.693%, (3 mo. USD LIBOR + 6.00%), 6/15/23	1,230,000	1,243,069
		3,858,705

12 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (9) - CONT’D
Technology - 2.3%
Applied Systems, Inc., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 9/19/24	2,228,886	2,204,275
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	387,000	385,670
Solera, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/3/23	312,746	310,869
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	93,066	92,416
SS&C Technologies, Inc.:
Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	131,928	131,007
Term Loan, 4.749%, (1 mo. USD LIBOR + 2.25%), 4/16/25	449,933	446,418
Veritas Bermuda, Ltd., Term Loan, 7.021%, (USD LIBOR + 4.50%), 1/27/23 (12)	595,241	552,458
		4,123,113

Telecommunications - 0.8%
CenturyLink, Inc., Term Loan, 1/31/25 (10)	184,000	180,320
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, 1/2/24 (13)	1,170,000	1,170,488
		1,350,808

Total Floating Rate Loans (Cost $16,966,401)		16,858,695

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.0%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 8.786%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(14)	700,000	704,371
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class B, 12.986%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (14)	797,042	1,048,059
		1,752,430

Total Collateralized Mortgage-Backed Obligations (Cost $1,485,893)		1,752,430

ASSET-BACKED SECURITIES - 1.0%
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(15)	1,632,240	1,693,981

Total Asset-Backed Securities (Cost $1,620,885)		1,693,981

	SHARES	VALUE ($)
COMMON STOCKS - 0.2%
Metals/Mining - 0.2%
Constellium NV, Class A (16)	40,000	319,200

Total Common Stocks (Cost $519,170)		319,200

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	4,254,450	4,254,450

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,254,450)		4,254,450

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

TOTAL INVESTMENTS (Cost $172,441,116) - 97.6%	172,473,363
Other assets and liabilities, net - 2.4%	4,182,820
NET ASSETS - 100.0%	176,656,183

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $95,230,626, which represents 53.9% of the net assets of the Fund as of March 31, 2019.

(2) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities is $883,792 or 0.5% of the Fund’s net assets.

(3) When-issued security.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $6,135,450.
(7) Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8) Amount is less than 0.05%.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(10) This floating-rate loan will settle after March 31, 2019, at which time the interest rate will be determined.
(11) Issuer is in default with respect to interest and/or principal payments.
(12) The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13) Fixed-rate loan.
(14) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(15) Step coupon security. Interest rate represents the rate in effect at March 31, 2019.
(16) Non-income producing security.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)
EUR	779,350	USD	886,240	State Street Bank and Trust Company	4/1/19	$—	$(12,004)
USD	888,363	EUR	779,350	State Street Bank and Trust Company	4/30/19	12,054	—
						$12,054	$(12,004)

Abbreviations:
EUR:	Euro
LIBOR:	London Interbank Offered Rate
PIK:	Payment In Kind
USD:	United States Dollar
See notes to financial statements.

14 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $172,441,116) - including $6,135,450 of securities on loan	$172,473,363
Cash	10,683,719
Receivable for open forward foreign currency exchange contracts	12,054
Receivable for investments sold	1,788,670
Receivable for capital shares sold	420,462
Interest receivable	2,444,629
Securities lending income receivable	5,506
Tax reclaims receivable	513
Receivable from affiliate	13,470
Trustees’ deferred compensation plan	113,403
Other assets	6,226
Total assets	187,962,015

LIABILITIES
Payable for open forward foreign currency exchange contracts	12,004
Payable for investments purchased	1,739,973
Payable for when-issued securities	2,210,631
Payable for capital shares redeemed	2,763,348
Deposits for securities loaned	4,254,450
Distributions payable	46,603
Payable to affiliates:
Investment advisory fee	73,315
Administrative fee	18,329
Distribution and service fees	13,484
Sub-transfer agency fee	4,856
Trustees’ deferred compensation plan	113,403
Accrued expenses	55,436
Total liabilities	11,305,832
NET ASSETS	$176,656,183

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$189,325,060
Accumulated loss	(12,668,877)
Total	$176,656,183

NET ASSET VALUE PER SHARE
Class A (based on net assets of $47,543,980 and 1,783,991 shares outstanding)	$26.65
Class C (based on net assets of $4,021,558 and 148,612 shares outstanding)	$27.06
Class I (based on net assets of $125,080,447 and 4,761,639 shares outstanding)	$26.27
Class R6 (based on net assets of $10,198 and 388 shares outstanding, including fractional shares)	$26.27

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$27.69
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT HIGH YIELD BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Interest and other income (net of foreign taxes withheld of $646)	$4,997,967
Securities lending income, net	36,830
Total investment income	5,034,797

EXPENSES
Investment advisory fee	417,795
Administrative fee	104,449
Distribution and service fees:
Class A	59,368
Class C	20,717
Trustees’ fees and expenses	5,204
Custodian fees	28,320
Transfer agency fees and expenses	83,717
Accounting fees	21,609
Professional fees	19,574
Registration fees	31,214
Reports to shareholders	11,877
Miscellaneous	11,179
Total expenses	815,023
Waiver and/or reimbursement of expenses by affiliate	(65,721)
Reimbursement of expenses-other	(2,413)
Net expenses	746,889
Net investment income	4,287,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(1,400,409)

Net change in unrealized appreciation (depreciation) on:
Investment securities	933,168
Foreign currency	9,354
Forward foreign currency exchange contracts	50
942,572

Net realized and unrealized loss	(457,837)

Net increase in net assets resulting from operations	$3,830,071
See notes to financial statements.

16 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$4,287,908	$8,774,858
Net realized loss	(1,400,409)	(1,875,516)
Net change in unrealized appreciation (depreciation)	942,572	(4,848,909)
Net increase in net assets resulting from operations	3,830,071	2,050,433

Distributions to shareholders:
Class A shares	(1,163,473)	(2,493,782)
Class C shares	(84,444)	(180,370)
Class I shares	(3,198,999)	(5,637,981)
Class R6 shares	(80)	—
Class Y shares	—	(312,607)
Total distributions to shareholders	(4,446,996)	(8,624,740)

Capital share transactions:
Class A shares	(3,402,802)	(8,363,904)
Class C shares	(439,354)	(858,653)
Class I shares	39,676	52,773,251
Class R6 shares (1)	10,080	—
Class Y shares (2)	—	(42,066,446)
Net increase (decrease) in net assets from capital share transactions	(3,792,400)	1,484,248

TOTAL DECREASE IN NET ASSETS	(4,409,325)	(5,090,059)

NET ASSETS
Beginning of period	181,065,508	186,155,567
End of period	$176,656,183	$181,065,508

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$26.73		$27.67	$27.30	$26.32	$29.61	$30.12
Income from investment operations:
Net investment income (1)	0.62		1.23	1.30	1.43	1.41	1.55
Net realized and unrealized gain (loss)	(0.06)		(0.96)	0.36	0.96	(2.56)	(0.11)
Total from investment operations	0.56		0.27	1.66	2.39	(1.15)	1.44
Distributions from:
Net investment income	(0.64)		(1.21)	(1.29)	(1.41)	(1.42)	(1.53)
Net realized gain	—		—	—	—	(0.72)	(0.42)
Total distributions	(0.64)		(1.21)	(1.29)	(1.41)	(2.14)	(1.95)
Total increase (decrease) in net asset value	(0.08)		(0.94)	0.37	0.98	(3.29)	(0.51)
Net asset value, ending	$26.65		$26.73	$27.67	$27.30	$26.32	$29.61
Total return (2)	2.18%	(3)	1.00%	6.23%	9.43%	(4.03%)	4.80%
Ratios to average net assets: (4)
Total expenses	1.09%	(5)	1.10%	1.21%	1.34%	1.37%	1.37%
Net expenses	1.05%	(5)	1.07%	1.07%	1.07%	1.07%	1.07%
Net investment income	4.73%	(5)	4.53%	4.74%	5.41%	5.05%	5.06%
Portfolio turnover	18%	(3)	49%	67%	129%	198%	228%
Net assets, ending (in thousands)	$47,544		$51,118	$61,471	$71,817	$61,711	$68,313

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$27.14		$28.07	$27.68	$26.67	$29.98	$30.48
Income from investment operations:
Net investment income (1)	0.53		1.04	1.11	1.22	1.15	1.25
Net realized and unrealized gain (loss)	(0.06)		(0.97)	0.36	0.98	(2.59)	(0.10)
Total from investment operations	0.47		0.07	1.47	2.20	(1.44)	1.15
Distributions from:
Net investment income	(0.55)		(1.00)	(1.08)	(1.19)	(1.15)	(1.23)
Net realized gain	—		—	—	—	(0.72)	(0.42)
Total distributions	(0.55)		(1.00)	(1.08)	(1.19)	(1.87)	(1.65)
Total increase (decrease) in net asset value	(0.08)		(0.93)	0.39	1.01	(3.31)	(0.50)
Net asset value, ending	$27.06		$27.14	$28.07	$27.68	$26.67	$29.98
Total return (2)	1.78%	(3)	0.27%	5.43%	8.50%	(4.97%)	3.76%
Ratios to average net assets: (4)
Total expenses	1.85%	(5)	1.85%	2.38%	2.28%	2.33%	2.15%
Net expenses	1.81%	(5)	1.82%	1.82%	1.91%	2.07%	2.07%
Net investment income	3.98%	(5)	3.77%	3.98%	4.58%	4.05%	4.05%
Portfolio turnover	18%	(3)	49%	67%	129%	198%	228%
Net assets, ending (in thousands)	$4,022		$4,476	$5,507	$5,572	$5,927	$6,143

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$26.35		$27.27	$26.93	$25.98	$29.25	$29.75
Income from investment operations:
Net investment income (1)	0.65		1.30	1.37	1.49	1.49	1.62
Net realized and unrealized gain (loss)	(0.06)		(0.94)	0.35	0.96	(2.53)	(0.09)
Total from investment operations	0.59		0.36	1.72	2.45	(1.04)	1.53
Distributions from:
Net investment income	(0.67)		(1.28)	(1.38)	(1.50)	(1.51)	(1.61)
Net realized gain	—		—	—	—	(0.72)	(0.42)
Total distributions	(0.67)		(1.28)	(1.38)	(1.50)	(2.23)	(2.03)
Total increase (decrease) in net asset value	(0.08)		(0.92)	0.34	0.95	(3.27)	(0.50)
Net asset value, ending	$26.27		$26.35	$27.27	$26.93	$25.98	$29.25
Total return (2)	2.33%	(3)	1.35%	6.57%	9.81%	(3.71%)	5.16%
Ratios to average net assets: (4)
Total expenses	0.84%	(5)	0.85%	0.79%	0.92%	0.93%	0.89%
Net expenses	0.75%	(5)	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	5.03%	(5)	4.87%	5.06%	5.76%	5.39%	5.38%
Portfolio turnover	18%	(3)	49%	67%	129%	198%	228%
Net assets, ending (in thousands)	$125,080		$125,471	$76,980	$80,815	$34,539	$42,556

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period Ended March 31, 2019 (1) (Unaudited)
Net asset value, beginning	$25.96
Income from investment operations:
Net investment income (2)	0.21
Net realized and unrealized gain	0.31
Total from investment operations	0.52
Distributions from:
Net investment income	(0.21)
Total distributions	(0.21)
Total increase in net asset value	0.31
Net asset value, ending	$26.27
Total return (3)	1.99%	(4)
Ratios to average net assets: (5)
Total expenses	0.79%	(6)
Net expenses	0.71%	(6)
Net investment income	5.19%	(6)
Portfolio turnover	18%	(4)(7)
Net assets, ending (in thousands)	$10

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

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Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$147,594,607	$—	$147,594,607
Floating Rate Loans	—		16,858,695	—	16,858,695
Collateralized Mortgage-Backed Obligations	—		1,752,430	—	1,752,430
Asset-Backed Securities	—		1,693,981	—	1,693,981
Common Stocks	319,200	(1)	—	—	319,200
Short Term Investment of Cash Collateral for Securities Loaned	4,254,450		—	—	4,254,450
Total Investments	$4,573,650		$167,899,713	$—	$172,473,363
Forward Foreign Currency Exchange Contracts	$—		$12,054	$—	$12,054
Total	$4,573,650		$167,911,767	$—	$172,485,417

Liabilities
Forward Foreign Currency Exchange Contracts	$—		$(12,004)	$—	$(12,004)
Total	$—		$(12,004)	$—	$(12,004)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and

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similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F. Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Effective February 1, 2019, dividends from net investment income are declared daily and ordinarily paid monthly. Prior to February 1, 2019, dividends from net investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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L. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.48% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $417,795.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.02%, 1.77% and 0.77% (1.07%, 1.82% and 0.74% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.71% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $65,721.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $104,449.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $59,368 and $20,717 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,701 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class A shareholders and no CDSC paid by Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $9,900 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,413, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

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NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on floating rate loans, were $29,605,472 and $31,581,430, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $11,153,338 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $5,689,823 are short-term and $5,463,515 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,587,652
Gross unrealized appreciation	$2,175,207
Gross unrealized depreciation	(2,289,446)
Net unrealized appreciation (depreciation)	($114,239)
NOTE 5 — FINANCIAL INSTRUMENTS
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Schedule of Investments. At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2019, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $12,004. At March 31, 2019, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement.

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Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/ or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$12,054	($12,004)
Total Derivatives subject to master netting agreement		$12,054	($12,004)
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$12,054	($12,004)	$—	$—	$50

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	($12,004)	$12,004	$—	$—	$—

(a) In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b) Net amount represents the net amount due from the counterparty in the event of default.
(c) Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$—	$50
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was approximately $127,000.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 27

in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, was $6,212,847 and the total value of collateral received was $6,334,735, comprised of cash of $4,254,450 and U.S. Government and/or agencies securities of $2,080,285.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$6,334,735	$—	$—	$—	$6,334,735
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended March 31, 2019.

28 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	148,631	$3,907,175	432,433	$11,733,029
Reinvestment of distributions	42,683	1,116,697	88,741	2,399,960
Shares redeemed	(326,509)	(8,607,112)	(830,656)	(22,496,893)
Converted from Class C	6,868	180,438	—	—
Net decrease	(128,327)	($3,402,802)	(309,482)	($8,363,904)

Class C
Shares sold	12,600	$332,261	30,990	$852,620
Reinvestment of distributions	3,119	82,846	6,274	172,153
Shares redeemed	(25,291)	(674,023)	(68,520)	(1,883,426)
Converted to Class A	(6,768)	(180,438)	—	—
Net decrease	(16,340)	($439,354)	(31,256)	($858,653)

Class I
Shares sold	1,444,819	$37,364,955	1,847,964	$49,347,177
Reinvestment of distributions	114,068	2,943,372	201,976	5,375,319
Shares redeemed	(1,559,441)	(40,268,651)	(1,741,743)	(46,275,023)
Converted from Class Y	—	—	1,630,925	44,325,778
Net increase (decrease)	(554)	$39,676	1,939,122	$52,773,251

Class R6 (1)
Shares sold	385	$10,000	—	$—
Reinvestment of distributions	3	80	—	—
Net increase	388	$10,080	—	$—

Class Y (2)
Shares sold	—	$—	146,403	$4,245,834
Reinvestment of distributions	—	—	10,678	309,157
Shares redeemed	—	—	(79,217)	(2,295,659)
Converted to Class I	—	—	(1,531,819)	(44,325,778)
Net decrease	—	$—	(1,453,955)	($42,066,446)

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 – CREDIT RISK
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 29

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

30 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert High Yield Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

32 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert High Yield Bond Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert High Yield Bond Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 33

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F of Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

34 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT HIGH YIELD BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24186 3.31.19

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:     /s/ John H. Streur
John H. Streur
President

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 28, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 28, 2019